                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  January 1, 2004 - June 30, 2004

ITEM 1: REPORT(S) TO SHAREHOLDERS.

                 (CHARLES SCHWAB LOG0)
LARGE BLEND
                 SCHWAB S&P 500
                 PORTFOLIO

                 LARGE-CAP

                 FOR THE PERIOD ENDED JUNE 30, 2004
                 Inception Date: November 1, 1996

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by calling 1-800-435-4000.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2004

[PHOTO OF GERI HOM]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the portfolio. Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

Effective July 19, 2004, Geri Hom retired. Jeff Mortimer, senior vice president and Chief Investment Officer, Equities of Charles Schwab Investment Management, Inc., is responsible for the overall management of the portfolio.

THE ENCOURAGING ECONOMIC CLIMATE THAT WAS REPORTED IN LATE 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose amid the pick-up in capital spending and production gained some strength. Retail sales continued to rise, despite a pause in the upward trend in consumer confidence. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. The only big piece missing was job growth, which remained sluggish through the beginning of first quarter.

Amid this benign inflationary environment, the Federal Reserve (the Fed) elected to hold the Fed funds rate at a 45-year low in March to provide liquidity necessary to maintain economic growth. Job growth picked up strongly in March and continued into the second quarter. With the economic recovery now broad-based, investors, who only a year ago feared deflation, now started to worry about inflation.

Inflationary concerns were based on surging oil prices, which hit a 13-year high amid tight supplies. And while commodity prices moderated somewhat during the report period, previous increases started to show up in broad measures of inflation. Labor costs also were beginning to rise.

Most market watchers expected the Fed to raise interest rates, and it did at the end of June. At that time the Federal Open Market Committee increased the Fed funds target 0.25% to 1.25%, the first rate hike since May 2000, when the Fed funds target was raised to 6.50%.

THE SCHWAB S&P 500 FUND was up 3.30% for the period, closely tracking its benchmark, the S&P 500(R) Index, which was up 3.44%. The best performing sector was energy, which was up 13.13%. The worst performing sector was information technology, which was up 3.10%.

Past performance does not indicate future results.

All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change and when you sell your shares they may be worth more or less than what you paid for them.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract.

Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

0.45% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

0.15%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

3.44%  S&P 500(R) INDEX: measures U.S. large-cap stocks

6.76%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

4.56% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

              THREE-MONTH        LEHMAN
             U.S. TREASURY       BROTHERS        S&P      RUSSELL     MSCI-
                 BILLS        U.S. AGGREGATE    500(R)    2000(R)    EAFE(R)
               (T-Bills)        BOND INDEX      INDEX     INDEX       INDEX
31-Dec-03        0.00              0.00          0.00      0.00        0.00
02-Jan-04        0.00             -0.45         -0.30      0.71        0.70
09-Jan-04        0.02              0.89          0.94      3.30        3.31
16-Jan-04        0.04              1.19          2.56      6.05        1.91
23-Jan-04        0.06              1.05          2.73      7.08        4.44
30-Jan-04        0.08              0.80          1.84      4.34        1.41
06-Feb-04        0.09              1.07          2.91      4.96        2.84
13-Feb-04        0.11              1.52          3.26      5.18        4.72
20-Feb-04        0.12              1.36          3.13      4.24        4.47
27-Feb-04        0.14              1.90          3.25      5.28        3.76
05-Mar-04        0.15              2.56          4.36      7.81        5.41
12-Mar-04        0.17              2.82          1.14      4.84        0.78
19-Mar-04        0.19              2.77          0.18      2.68        2.62
26-Mar-04        0.21              2.59          0.03      3.09        2.10
02-Apr-04        0.23              1.44          3.11      8.64        5.61
09-Apr-04        0.25              1.34          2.92      7.65        5.65
16-Apr-04        0.27              0.76          2.51      5.05        4.39
23-Apr-04        0.28              0.25          3.06      6.38        4.00
30-Apr-04        0.30             -0.01          0.10      0.84        1.98
07-May-04        0.32             -1.44         -0.66     -1.16        0.61
14-May-04        0.34             -1.22         -0.85     -2.00       -2.92
21-May-04        0.36             -1.04         -1.01     -1.62       -0.56
28-May-04        0.38             -0.41          1.47      2.45        2.19
04-Jun-04        0.38             -0.89          1.67      2.37        2.41
11-Jun-04        0.39             -0.93          2.96      2.63        2.91
18-Jun-04        0.42             -0.47          2.86      2.92        4.03
25-Jun-04        0.43             -0.08          2.83      6.02        4.76
30-Jun-04        0.45              0.15          3.44      6.76        4.56

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


                                                      Schwab S&P 500 Portfolio 1

SCHWAB S&P 500 PORTFOLIO

PERFORMANCE as of 6/30/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2, 3

This bar chart compares performance of the portfolio with its benchmark and Morningstar category.

[BAR CHART]

                                                 Benchmark:       Fund Category:
                                                 S&P 5OO(R)        MORNINGSTAR
                                  PORTFOLIO        INDEX         LARGE-CAP BLEND
6 MONTHS                             3.30%          3.44%             2.49%
1 YEAR                              18.75%         19.11%            16.78%
5 YEARS                             -2.53%         -2.20%            -3.26%
SINCE INCEPTION: 11/1/96             7.65%          8.13%              n/a

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/ANNUITY.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1, 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in its benchmark.

$17,605  PORTFOLIO
$18,215  S&P 500(R) INDEX

[LINE GRAPH]

                              S&P 500(R)
               Portfolio        Index
01-Nov-96       $10,000        $10,000
30-Nov-96       $10,750        $10,777
31-Dec-96       $10,530        $10,564
31-Jan-97       $11,170        $11,223
28-Feb-97       $11,250        $11,311
31-Mar-97       $10,780        $10,848
30-Apr-97       $11,410        $11,494
31-May-97       $12,090        $12,193
30-Jun-97       $12,630        $12,739
31-Jul-97       $13,620        $13,752
31-Aug-97       $12,860        $12,982
30-Sep-97       $13,560        $13,692
31-Oct-97       $13,120        $13,235
30-Nov-97       $13,720        $13,848
31-Dec-97       $13,948        $14,086
31-Jan-98       $14,098        $14,242
28-Feb-98       $15,108        $15,269
31-Mar-98       $15,869        $16,051
30-Apr-98       $16,029        $16,213
31-May-98       $15,739        $15,934
30-Jun-98       $16,369        $16,581
31-Jul-98       $16,189        $16,405
31-Aug-98       $13,848        $14,036
30-Sep-98       $14,738        $14,936
31-Oct-98       $15,929        $16,150
30-Nov-98       $16,879        $17,129
31-Dec-98       $17,862        $18,116
31-Jan-99       $18,595        $18,873
28-Feb-99       $18,012        $18,286
31-Mar-99       $18,726        $19,017
30-Apr-99       $19,439        $19,753
31-May-99       $18,967        $19,287
30-Jun-99       $20,012        $20,357
31-Jul-99       $19,389        $19,722
31-Aug-99       $19,288        $19,624
30-Sep-99       $18,756        $19,086
31-Oct-99       $19,931        $20,294
30-Nov-99       $20,323        $20,707
31-Dec-99       $21,517        $21,926
31-Jan-00       $20,434        $20,825
29-Feb-00       $20,040        $20,431
31-Mar-00       $22,003        $22,429
30-Apr-00       $21,335        $21,754
31-May-00       $20,890        $21,308
30-Jun-00       $21,396        $21,835
31-Jul-00       $21,072        $21,494
31-Aug-00       $22,367        $22,829
30-Sep-00       $21,183        $21,624
31-Oct-00       $21,082        $21,533
30-Nov-00       $19,412        $19,836
31-Dec-00       $19,506        $19,933
31-Jan-01       $20,183        $20,641
28-Feb-01       $18,337        $18,758
31-Mar-01       $17,178        $17,569
30-Apr-01       $18,501        $18,934
31-May-01       $18,614        $19,061
30-Jun-01       $18,163        $18,598
31-Jul-01       $17,978        $18,416
31-Aug-01       $16,850        $17,263
30-Sep-01       $15,486        $15,868
31-Oct-01       $15,784        $16,171
30-Nov-01       $16,984        $17,411
31-Dec-01       $17,135        $17,565
31-Jan-02       $16,876        $17,308
28-Feb-02       $16,544        $16,974
31-Mar-02       $17,155        $17,612
30-Apr-02       $16,119        $16,545
31-May-02       $15,995        $16,423
30-Jun-02       $14,855        $15,253
31-Jul-02       $13,695        $14,065
31-Aug-02       $13,768        $14,157
30-Sep-02       $12,266        $12,618
31-Oct-02       $13,343        $13,728
30-Nov-02       $14,120        $14,537
31-Dec-02       $13,292        $13,683
31-Jan-03       $12,935        $13,325
28-Feb-03       $12,735        $13,125
31-Mar-03       $12,861        $13,252
30-Apr-03       $13,911        $14,344
31-May-03       $14,635        $15,100
30-Jun-03       $14,824        $15,294
31-Jul-03       $15,076        $15,563
31-Aug-03       $15,370        $15,866
30-Sep-03       $15,202        $15,698
31-Oct-03       $16,063        $16,587
30-Nov-03       $16,200        $16,732
31-Dec-03       $17,042        $17,609
31-Jan-04       $17,339        $17,933
29-Feb-04       $17,583        $18,183
31-Mar-04       $17,318        $17,908
30-Apr-04       $17,042        $17,627
31-May-04       $17,276        $17,868
30-Jun-04       $17,605        $18,215

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Results for the report period are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

3 Source for category information: Morningstar, Inc.


2 Schwab S&P 500 Portfolio

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO FACTS as of 6/30/04

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
 Large           / /        /X/        / /
 Medium          / /        / /        / /
 Small           / /        / /        / /

STATISTICS

NUMBER OF HOLDINGS                                                        505
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $91,328
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                3.1
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                   20.5
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  3%
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GENERAL ELECTRIC CO.                                                 3.0
--------------------------------------------------------------------------------
(2)  MICROSOFT CORP.                                                      2.8
--------------------------------------------------------------------------------
(3)  EXXON MOBIL CORP.                                                    2.6
--------------------------------------------------------------------------------
(4)  PFIZER, INC.                                                         2.3
--------------------------------------------------------------------------------
(5)  CITIGROUP, INC.                                                      2.1
--------------------------------------------------------------------------------
(6)  WAL-MART STORES, INC.                                                2.0
--------------------------------------------------------------------------------
(7)  AMERICAN INTERNATIONAL GROUP, INC.                                   1.7
--------------------------------------------------------------------------------
(8)  INTEL CORP.                                                          1.6
--------------------------------------------------------------------------------
(9)  BANK OF AMERICA CORP.                                                1.5
--------------------------------------------------------------------------------
(10) JOHNSON & JOHNSON                                                    1.5
--------------------------------------------------------------------------------
     TOTAL                                                               21.1

SECTOR WEIGHTINGS % of Portfolio

This chart shows the portfolio's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

29.9% CONSUER NON-DURABLES
19.7% FINANCE
18.8% TECHNOLOGY
 6.9% MATERIALS & SERVICES
 6.2% ENERGY
 5.6% UTILITIES
 4.6% CAPITAL GOODS
 1.6% CONSUMER DURABLES
 1.6% TRANSPORTATION
 5.1% OTHER

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio as of 6/30/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.


                                                      Schwab S&P 500 Portfolio 3

SCHWAB S&P 500 PORTFOLIO

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           1/1/04-     1/1/03-     1/1/02-     1/1/01-     1/1/00-     1/1/99-
                                                          6/30/04*    12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     16.06       12.66       16.54       19.02       21.26       17.78
                                                          --------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                    0.10        0.17        0.19        0.15        0.18        0.16
   Net realized and unrealized gains or losses              0.43        3.40       (3.90)      (2.46)      (2.17)       3.47
                                                          --------------------------------------------------------------------
   Total income or loss from investment operations          0.53        3.57       (3.71)      (2.31)      (1.99)       3.63
Less distributions:
   Dividends from net investment income                       --       (0.17)      (0.17)      (0.17)      (0.19)      (0.14)
   Distributions from net realized gains                      --          --          --          --       (0.06)      (0.01)
                                                          --------------------------------------------------------------------
   Total distributions                                        --       (0.17)      (0.17)      (0.17)      (0.25)      (0.15)
                                                          --------------------------------------------------------------------
Net asset value at end of period                           16.59       16.06       12.66       16.54       19.02       21.26
                                                          --------------------------------------------------------------------
Total return (%)                                            3.30 1     28.22      (22.43)     (12.16)      (9.34)      20.47

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                   0.28 2      0.28        0.28        0.28        0.29 3      0.28
   Gross operating expenses                                 0.30 2      0.32        0.35        0.33        0.31        0.34
   Net investment income                                    1.34 2      1.50        1.33        1.09        0.99        1.14
Portfolio turnover rate                                        3 1         2          11           5          10           7
Net assets, end of period ($ x 1,000,000)                    158         146          98         128         126         130

* Unaudited.

1 Not annualized.

2 Annualized.

3 The ratio of net operating expenses would have been 0.28% if certain non-routine expenses (proxy fees) had not been included.


4 See financial notes.

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS as of June 30, 2004, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =  Collateral for open futures contracts

 /  Issuer is related to the fund's adviser


                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 94.9%     COMMON STOCK                                134,259          150,315

  4.7%     SHORT-TERM
           INVESTMENTS                                   7,477            7,477

  0.4%     U.S. TREASURY
           OBLIGATIONS                                     593              593
--------------------------------------------------------------------------------
100.0%     TOTAL INVESTMENTS                           142,329          158,385

 10.3%     COLLATERAL INVESTED FOR
           SECURITIES ON LOAN                           16,272           16,272

(10.3)%    OTHER ASSETS AND
           LIABILITIES, NET                                             (16,246)
--------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                             158,411

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 94.9% of net assets

      AEROSPACE / DEFENSE 1.8%
      --------------------------------------------------------------------------
      The Boeing Co.  11,996                                                 613
      Crane Co.  700                                                          22
      General Dynamics Corp.  2,800                                          278
      Goodrich Corp.  1,700                                                   55
      Lockheed Martin Corp.  6,500                                           339
      Northrop Grumman Corp.  5,314                                          285
      Raytheon Co.  5,800                                                    207
      Rockwell Automation, Inc.  2,700                                       101
      Rockwell Collins, Inc.  2,500                                           83
      Textron, Inc.  1,900                                                   113
      United Technologies Corp.  7,300                                       669
                                                                     -----------
                                                                           2,765
      AIR TRANSPORTATION 1.1%
      --------------------------------------------------------------------------
      Delta Air Lines, Inc.  1,400                                            10
      FedEx Corp.  4,220                                                     345
      Sabre Holdings Corp.  1,883                                             52
      Southwest Airlines Co.  11,218                                         188
      United Parcel Service, Inc.,
      Class B  15,945                                                      1,199
                                                                     -----------
                                                                           1,794
      ALCOHOLIC BEVERAGES 0.5%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B  600                                          44
      Anheuser-Busch Cos., Inc.  11,600                                      626
      Brown-Forman Corp., Class B  1,804                                      87
                                                                     -----------
                                                                             757
      APPAREL 0.3%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.  1,800                                        71
      Liz Claiborne, Inc.  1,600                                              57
      Nike, Inc., Class B  3,800                                             288
      Reebok International Ltd.  800                                          29
      VF Corp.  1,600                                                         78
                                                                     -----------
                                                                             523
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.1%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.  1,000                                         23
      Cummins, Inc.  700                                                      44
      Dana Corp.  2,178                                                       43
      Danaher Corp.  4,400                                                   228
      Delphi Corp.  7,563                                                     81
      Eaton Corp.  2,200                                                     142
      Ford Motor Co.  25,852                                                 405
      General Motors Corp.  8,000                                            373
      Genuine Parts Co.  2,500                                                99
    o Goodyear Tire & Rubber Co.  2,500                                       23
      Harley-Davidson, Inc.  4,400                                           272
    o Navistar International Corp.  1,000                                     39
      Visteon Corp.  1,584                                                    18
                                                                     -----------
                                                                           1,790
      BANKS 7.1%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  5,050                                                129
  (9) Bank of America Corp.  28,792                                        2,436
      The Bank of New York Co., Inc.  10,900                                 321
      Bank One Corp.  15,906                                                 811
      BB&T Corp.  7,800                                                      288
      Comerica, Inc.  2,550                                                  140
      Fifth Third Bancorp  7,905                                             425
      First Horizon National Corp.  1,700                                     77
      Huntington Bancshares, Inc.  3,256                                      75


                                                          See financial notes. 5

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      J.P. Morgan Chase & Co.  29,010                                      1,125
      KeyCorp, Inc.  5,900                                                   176
      M&T Bank Corp.  1,700                                                  149
      Marshall & Ilsley Corp.  3,278                                         128
      Mellon Financial Corp.  6,000                                          176
      National City Corp.  8,600                                             301
      North Fork Bancorp., Inc.  2,200                                        84
      Northern Trust Corp.  3,100                                            131
      PNC Financial Services Group, Inc.  4,000                              212
      Regions Financial Corp.  3,100                                         113
      SouthTrust Corp.  4,700                                                182
      State Street Corp.  4,800                                              235
      SunTrust Banks, Inc.  4,000                                            260
      Synovus Financial Corp.  4,300                                         109
      U.S. Bancorp  27,130                                                   748
      Union Planters Corp.  2,600                                             78
      Wachovia Corp.  18,544                                                 825
      Wells Fargo & Co.  23,899                                            1,368
      Zions Bancorp.  1,200                                                   74
                                                                     -----------
                                                                          11,176
      BUSINESS MACHINES & SOFTWARE 8.7%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.  3,400                                             158
    o Apple Computer, Inc.  5,200                                            169
      Autodesk, Inc.  1,500                                                   64
    o BMC Software, Inc.  3,200                                               59
    o Cisco Systems, Inc.  96,100                                          2,278
    o Compuware Corp.  5,100                                                  34
    o Comverse Technology, Inc.  2,700                                        54
    o Dell, Inc.  35,800                                                   1,282
    o EMC Corp.  34,012                                                      388
    o Gateway, Inc.  4,600                                                    21
      Hewlett-Packard Co.  43,437                                            917
      International Business Machines
      Corp.  23,900                                                        2,107
    o Lexmark International, Inc.,
      Class A  1,800                                                         174
 =(2) Microsoft Corp.  152,600                                             4,358
    o NCR Corp.  1,400                                                        69
    o Network Appliance, Inc.  4,800                                         103
    o Novell, Inc.  5,200                                                     44
    o Oracle Corp.  74,300                                                   886
      Pitney Bowes, Inc.  3,400                                              150
    o Siebel Systems, Inc.  7,000                                             75
    o Sun Microsystems, Inc.  45,800                                         199
    o Unisys Corp.  4,700                                                     65
    o Xerox Corp.  11,000                                                    159
                                                                     -----------
                                                                          13,813
      BUSINESS SERVICES 4.3%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A  1,981                                                         105
    o Allied Waste Industries, Inc.  4,300                                    57
    o Apollo Group, Inc., Class A  2,400                                     212
      Automatic Data Processing, Inc.  8,400                                 352
      Cendant Corp.  14,502                                                  355
      Cintas Corp.  2,492                                                    119
    o Citrix Systems, Inc.  2,400                                             49
      Computer Associates
      International, Inc.  8,200                                             230
    o Computer Sciences Corp.  2,700                                         125
    o Convergys Corp.  2,054                                                  32
      Deluxe Corp.  800                                                       35
    o eBay, Inc.  9,194                                                      845
      Electronic Data Systems Corp.  6,900                                   132
      Equifax, Inc.  2,000                                                    49
      First Data Corp.  12,599                                               561
    o Fiserv, Inc.  2,700                                                    105
      H&R Block, Inc.  2,600                                                 124
      IMS Health, Inc.  3,300                                                 77
    o Interpublic Group of Cos., Inc.  5,700                                  78
    o Intuit, Inc.  2,820                                                    109
    o Mercury Interactive Corp.  1,200                                        60
    o Monster Worldwide, Inc.  1,644                                          42
    o Omnicom Group, Inc.  2,600                                             197
    o Parametric Technology Corp.  3,800                                      19
      Paychex, Inc.  5,250                                                   178
    o PeopleSoft, Inc.  5,400                                                100
    o Robert Half International, Inc.  2,400                                  71
    o Sungard Data Systems, Inc.  4,031                                      105
    o Symantec Corp.  4,398                                                  193
      Tyco International Ltd.  28,419                                        942
    o Veritas Software Corp.  6,000                                          166
      Waste Management, Inc.  8,157                                          250
    o Yahoo!, Inc.  18,800                                                   683
                                                                     -----------
                                                                           6,757
      CHEMICALS 1.4%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.  3,300                                  173
      Dow Chemical Co.  13,155                                               535
      E.I. du Pont de Nemours & Co.  14,254                                  633
      Eastman Chemical Co.  1,000                                             46
      Ecolab, Inc.  3,700                                                    117
      Great Lakes Chemical Corp.  700                                         19
    o Hercules, Inc.  1,500                                                   18


6 See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Monsanto Co.  3,725                                                    144
      PPG Industries, Inc.  2,500                                            156
      Praxair, Inc.  4,600                                                   184
      Rohm & Haas Co.  3,205                                                 133
      Sigma-Aldrich Corp.  1,000                                              60
                                                                     -----------
                                                                           2,218
      CONSTRUCTION 0.4%
      --------------------------------------------------------------------------
      Centex Corp.  1,800                                                     82
      Fluor Corp.  1,100                                                      53
      KB Home  700                                                            48
      Masco Corp.  6,600                                                     206
      Pulte Homes, Inc.  1,800                                                94
      The Sherwin-Williams Co.  2,000                                         83
      The Stanley Works  1,100                                                50
      Vulcan Materials Co.  1,500                                             71
                                                                     -----------
                                                                             687
      CONSUMER DURABLES 0.2%
      --------------------------------------------------------------------------
      Black & Decker Corp.  1,100                                             68
      Leggett & Platt, Inc.  2,800                                            75
      Maytag Corp.  1,000                                                     25
      Newell Rubbermaid, Inc.  3,924                                          92
      Whirlpool Corp.  900                                                    62
                                                                     -----------
                                                                             322
      CONTAINERS 0.1%
      --------------------------------------------------------------------------
      Ball Corp.  800                                                         58
      Bemis Co.  1,400                                                        39
    o Pactiv Corp.  2,300                                                     57
    o Sealed Air Corp.  1,214                                                 65
                                                                     -----------
                                                                             219
      ELECTRONICS 5.3%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.  10,300                                    29
    o Advanced Micro Devices, Inc.  4,900                                     78
    o Agilent Technologies, Inc.  6,737                                      197
    o Altera Corp.  5,480                                                    122
      American Power Conversion Corp.  2,825                                  56
      Analog Devices, Inc.  5,200                                            245
    o Andrew Corp.  1,950                                                     39
    o Applied Materials, Inc.  23,600                                        463
    o Applied Micro Circuits Corp.  4,082                                     22
    o Broadcom Corp., Class A  4,400                                         206
    o CIENA Corp.  6,700                                                      25
  (8) Intel Corp.  91,600                                                  2,528
      ITT Industries, Inc.  1,300                                            108
    o Jabil Circuit, Inc.  2,727                                              69
    o JDS Uniphase Corp.  20,155                                              76
    o KLA-Tencor Corp.  2,700                                                133
      Linear Technology Corp.  4,400                                         174
    o LSI Logic Corp.  5,300                                                  40
    o Lucent Technologies, Inc.  58,795                                      222
      Maxim Integrated Products, Inc.  4,700                                 246
    o Micron Technology, Inc.  8,800                                         135
      Molex, Inc.  2,700                                                      87
      Motorola, Inc.  33,205                                                 606
    o National Semiconductor Corp.  5,000                                    110
    o Novellus Systems, Inc.  2,200                                           69
    o Nvidia Corp.  2,400                                                     49
      PerkinElmer, Inc.  1,700                                                34
    o PMC -- Sierra, Inc.  2,500                                              36
    o Power-One, Inc.  1,200                                                  13
    o QLogic Corp.  1,295                                                     35
      Qualcomm, Inc.  11,400                                                 832
    o Sanmina-SCI Corp.  7,400                                                67
      Scientific-Atlanta, Inc.  2,200                                         76
    o Solectron Corp.  11,500                                                 74
      Symbol Technologies, Inc.  3,052                                        45
      Tektronix, Inc.  1,100                                                  37
    o Tellabs, Inc.  5,900                                                    52
    o Teradyne, Inc.  2,700                                                   61
      Texas Instruments, Inc.  24,700                                        597
    o Thermo Electron Corp.  2,200                                            68
    o Thomas & Betts Corp.  900                                               25
    o Waters Corp.  1,700                                                     81
    o Xilinx, Inc.  4,800                                                    160
                                                                     -----------
                                                                           8,427
      ENERGY: RAW MATERIALS 1.5%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.  3,537                                        207
      Apache Corp.  4,684                                                    204
      Baker Hughes, Inc.  4,780                                              180
    o BJ Services Co.  2,300                                                 106
      Burlington Resources, Inc.  5,704                                      206
      Devon Energy Corp.  3,400                                              224
      EOG Resources, Inc.  1,607                                              96
      Halliburton Co.  6,200                                                 188
    o Noble Corp.  1,800                                                      68
      Occidental Petroleum Corp.  5,400                                      262
    o Rowan Cos., Inc.  1,400                                                 34
      Schlumberger Ltd.  8,300                                               527
      Valero Energy Corp.  1,800                                             133
                                                                     -----------
                                                                           2,435


                                                          See financial notes. 7

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      FOOD & AGRICULTURE 3.6%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.  9,200                                      154
      Campbell Soup Co.  5,700                                               153
      The Coca-Cola Co.  34,500                                            1,742
      Coca-Cola Enterprises, Inc.  6,500                                     188
      ConAgra Foods, Inc.  7,600                                             206
      General Mills, Inc.  5,300                                             252
      H.J. Heinz Co.  5,000                                                  196
      Hershey Foods Corp.  3,800                                             176
      Kellogg Co.  5,900                                                     247
      McCormick & Co., Inc.  2,000                                            68
      The Pepsi Bottling Group, Inc.  3,602                                  110
      PepsiCo, Inc.  24,080                                                1,297
      Sara Lee Corp.  11,100                                                 255
      Supervalu, Inc.  1,900                                                  58
      Sysco Corp.  9,300                                                     334
      Wm. Wrigley Jr. Co.  3,100                                             196
                                                                     -----------
                                                                           5,632
      GOLD 0.2%
      --------------------------------------------------------------------------
      Newmont Mining Corp.  6,086                                            236

      HEALTHCARE / DRUGS & MEDICINE 12.4%
      --------------------------------------------------------------------------
      Abbott Laboratories  22,100                                            901
      Allergan, Inc.  1,800                                                  161
      AmerisourceBergen Corp.  1,600                                          96
    o Amgen, Inc.  18,204                                                    993
    o Anthem, Inc.  1,901                                                    170
      Applied Biosystems Group  --
      Applera Corp.  2,800                                                    61
      Bausch & Lomb, Inc.  800                                                52
      Baxter International, Inc.  8,600                                      297
      Becton Dickinson & Co.  3,600                                          186
    o Biogen Idec, Inc.  4,600                                               291
      Biomet, Inc.  3,725                                                    166
    o Boston Scientific Corp.  11,600                                        496
      Bristol-Myers Squibb Co.  27,600                                       676
      C.R. Bard, Inc.  1,400                                                  79
      Cardinal Health, Inc.  6,175                                           433
    o Caremark Rx, Inc.  6,413                                               211
    o Chiron Corp.  2,700                                                    121
      Eli Lilly & Co.  15,800                                              1,105
    o Express Scripts, Inc.  1,100                                            87
    o Forest Laboratories, Inc.  5,200                                       294
    o Genzyme Corp.  3,200                                                   151
    o Gilead Sciences, Inc.  2,600                                           174
      Guidant Corp.  4,500                                                   251
      HCA, Inc.  7,000                                                       291
      Health Management Associates, Inc.,
      Class A  3,300                                                          74
    o Hospira, Inc.  2,210                                                    61
    o Humana, Inc.  2,100                                                     36
 (10) Johnson & Johnson  41,948                                            2,337
    o King Pharmaceuticals, Inc.  3,466                                       40
      Manor Care, Inc.  1,300                                                 43
      McKesson Corp.  4,106                                                  141
    o Medco Health Solutions, Inc.  3,888                                    146
    o Medimmune, Inc.  3,400                                                  80
      Medtronic, Inc. 17,200                                                 838
      Merck & Co., Inc.  31,400                                            1,492
      Mylan Laboratories, Inc.  3,800                                         77
 =(4) Pfizer, Inc.  107,789                                                3,695
      Quest Diagnostics  1,380                                               117
      Schering-Plough Corp.  20,800                                          384
    o St. Jude Medical, Inc.  2,500                                          189
      Stryker Corp.  5,670                                                   312
    o Tenet Healthcare Corp.  6,500                                           87
      UnitedHealth Group, Inc.  8,900                                        554
    o Watson Pharmaceuticals, Inc.  1,500                                     40
    o WellPoint Health Networks, Inc.  2,100                                 235
      Wyeth  19,000                                                          687
    o Zimmer Holdings, Inc.  3,500                                           309
                                                                     -----------
                                                                          19,717
      HOUSEHOLD PRODUCTS 2.3%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  1,200                                      60
      Avon Products, Inc.  6,600                                             305
      Clorox Co.  3,000                                                      161
      Colgate-Palmolive Co.  7,600                                           444
      The Gillette Co.  14,200                                               602
      International Flavors & Fragrances,
      Inc.  1,400                                                             52
    = Procter & Gamble Co.  36,400                                         1,982
                                                                     -----------
                                                                           3,606
      INSURANCE 4.8%
      --------------------------------------------------------------------------
      ACE Ltd.  3,900                                                        165
      Aetna, Inc.  2,100                                                     178
      AFLAC, Inc.  7,200                                                     294
      The Allstate Corp.  10,000                                             466
      AMBAC Financial Group, Inc.  1,592                                     117


8 See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
  (7) American International Group,
      Inc.  36,848                                                         2,627
      AON Corp.  4,550                                                       130
      Chubb Corp.  2,600                                                     177
      CIGNA Corp.  2,000                                                     138
      Cincinnati Financial Corp.  2,415                                      105
      Hartford Financial Services Group,
      Inc.  4,200                                                            289
      Jefferson-Pilot Corp.  2,050                                           104
      Lincoln National Corp.  2,600                                          123
      Loews Corp.  2,700                                                     162
      Marsh & McLennan Cos., Inc.  7,500                                     340
      MBIA, Inc.  2,150                                                      123
      Metlife, Inc.  10,767                                                  386
      MGIC Investment Corp.  1,400                                           106
    o Principal Financial Group, Inc.  4,574                                 159
      The Progressive Corp.  3,100                                           264
      Prudential Financial, Inc.  7,600                                      353
      Safeco Corp.  1,900                                                     84
      St. Paul Cos., Inc.  9,459                                             383
      Torchmark Corp.  1,700                                                  91
      UnumProvident Corp.  4,276                                              68
      XL Capital Ltd., Class A  1,900                                        143
                                                                     -----------
                                                                           7,575
      MEDIA 3.3%
      --------------------------------------------------------------------------
      Clear Channel Communications,
      Inc.  8,676                                                            321
    o Comcast Corp., Class A  31,759                                         890
      Dow Jones & Co., Inc.  1,100                                            50
      Gannett Co., Inc.  3,900                                               331
      Knight-Ridder, Inc.  1,200                                              86
      The McGraw-Hill Cos., Inc.  2,700                                      207
      Meredith Corp.  700                                                     38
      New York Times Co., Class A  2,200                                      98
      R.R. Donnelley & Sons Co.  3,000                                        99
    o Time Warner, Inc.  64,350                                            1,131
      Tribune Co.  4,700                                                     214
    o Univision Communications, Inc.,
      Class A  4,595                                                         147
      Viacom, Inc., Class B  24,681                                          882
      The Walt Disney Co.  29,000                                            739
                                                                     -----------
                                                                           5,233
      MISCELLANEOUS 0.6%
      --------------------------------------------------------------------------
      3M Co.  11,000                                                         990

      MISCELLANEOUS FINANCE 7.3%
      --------------------------------------------------------------------------
      American Express Co.  18,100                                           930
      The Bear Stearns Cos., Inc.  1,512                                     127
      Capital One Financial Corp.  3,300                                     226
    / The Charles Schwab Corp.  19,042                                       183
      Charter One Financial, Inc.  3,145                                     139
 =(5) Citigroup, Inc.  72,736                                              3,382
      Countrywide Financial Corp.  3,850                                     270
    o E*TRADE Group, Inc.  5,200                                              58
      Fannie Mae  13,700                                                     978
      Federated Investors, Inc., Class B  1,500                               46
      Franklin Resources, Inc.  3,600                                        180
      Freddie Mac  9,700                                                     614
      Golden West Financial Corp.  2,100                                     223
      Goldman Sachs Group, Inc.  6,897                                       649
      Janus Capital Group, Inc.  3,300                                        54
      Lehman Brothers Holdings, Inc.  3,900                                  293
      MBNA Corp.  18,243                                                     471
      Merrill Lynch & Co., Inc.  13,700                                      740
      Moody's Corp.  2,100                                                   136
      Morgan Stanley  15,550                                                 821
    o Providian Financial Corp.  3,800                                        56
      SLM Corp.  6,500                                                       263
      Sovereign Bancorp., Inc.  3,800                                         84
      T. Rowe Price Group, Inc.  1,700                                        86
      Washington Mutual, Inc.  12,424                                        480
                                                                     -----------
                                                                          11,489
      NON-DURABLES & ENTERTAINMENT 1.1%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.  2,450                                         50
    o Electronic Arts, Inc.  4,258                                           232
      Fortune Brands, Inc.  2,000                                            151
      Hasbro, Inc.  2,525                                                     48
      International Game Technology  5,000                                   193
      Mattel, Inc.  5,900                                                    108
      McDonald's Corp.  17,800                                               463
    o Starbucks Corp.  5,460                                                 237
      Wendy's International, Inc.  1,700                                      59
    o Yum! Brands, Inc.  4,100                                               153
                                                                     -----------
                                                                           1,694


                                                          See financial notes. 9

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      NON-FERROUS METALS 0.4%
      --------------------------------------------------------------------------
      Alcoa, Inc.  12,272                                                    405
      Engelhard Corp.  1,800                                                  58
      Freeport-McMoran Copper & Gold,
      Inc., Class B  2,400                                                    80
    o Phelps Dodge Corp.  1,315                                              102
                                                                     -----------
                                                                             645
      OIL: DOMESTIC 1.0%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  1,200                                               95
      Ashland, Inc.  900                                                      48
      ConocoPhillips  9,754                                                  744
      Kerr-McGee Corp.  1,884                                                101
      Marathon Oil Corp.  4,900                                              185
    o Nabors Industries Ltd.  2,000                                           90
      Sunoco, Inc.  1,200                                                     76
    o Transocean, Inc.  4,584                                                133
      Unocal Corp.  3,700                                                    141
                                                                     -----------
                                                                           1,613
      OIL: INTERNATIONAL 3.5%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.  15,185                                          1,429
 =(3) Exxon Mobil Corp.  92,650                                            4,115
                                                                     -----------
                                                                           5,544
      OPTICAL & PHOTO 0.2%
      --------------------------------------------------------------------------
    o Corning, Inc.  18,800                                                  245
      Eastman Kodak Co.  4,100                                               111
                                                                     -----------
                                                                             356
      PAPER & FOREST PRODUCTS 0.8%
      --------------------------------------------------------------------------
      Boise Cascade Corp.  1,200                                              45
      Georgia-Pacific Corp.  3,655                                           135
      International Paper Co.  6,798                                         304
      Kimberly-Clark Corp.  7,000                                            461
      Louisiana-Pacific Corp.  1,400                                          33
      MeadWestvaco Corp.  2,764                                               81
      Temple-Inland, Inc.  800                                                56
      Weyerhaeuser Co.  3,200                                                202
                                                                     -----------
                                                                           1,317
      PRODUCER GOODS & MANUFACTURING 4.9%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.  2,700                                    109
      Avery Dennison Corp.  1,500                                             96
      Caterpillar, Inc.  4,800                                               381
      Cooper Industries Ltd., Class A  1,300                                  77
      Deere & Co.  3,500                                                     245
      Dover Corp.  2,800                                                     118
      Emerson Electric Co.  5,900                                            375
 =(1) General Electric Co.  148,800                                        4,821
      Honeywell International, Inc.  12,237                                  448
      Illinois Tool Works, Inc.  4,400                                       422
      Ingersoll-Rand Co., Class A  2,400                                     164
      Johnson Controls, Inc.  2,600                                          139
    o Millipore Corp.  800                                                    45
      Pall Corp.  1,700                                                       45
      Parker Hannifin Corp.  1,650                                            98
      Snap-On, Inc.  800                                                      27
      W.W. Grainger, Inc.  1,300                                              75
                                                                     -----------
                                                                           7,685
      RAILROAD & SHIPPING 0.4%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.  5,200                              182
      CSX Corp.  2,900                                                        95
      Norfolk Southern Corp.  5,600                                          149
      Union Pacific Corp.  3,700                                             220
                                                                     -----------
                                                                             646
      REAL PROPERTY 0.4%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co.,
      Class A  1,300                                                          41
      Equity Office Properties Trust  5,600                                  152
      Equity Residential  3,800                                              113
      Plum Creek Timber Co., Inc.  2,500                                      81
      ProLogis  2,600                                                         86
      Simon Property Group, Inc.  2,800                                      144
                                                                     -----------
                                                                             617
      RETAIL 6.1%
      --------------------------------------------------------------------------
      Albertson's, Inc.  5,275                                               140
    o Autonation, Inc.  3,700                                                 63
    o AutoZone, Inc.  1,200                                                   96
    o Bed, Bath & Beyond, Inc.  4,200                                        161
      Best Buy Co., Inc.  4,650                                              236
    o Big Lots, Inc.  1,400                                                   20
      Circuit City Stores, Inc.  2,900                                        38
      Costco Wholesale Corp.  6,500                                          267
      CVS Corp.  5,700                                                       239
      Dillards, Inc., Class A  1,100                                          25
      Dollar General Corp.  4,763                                             93
      Family Dollar Stores, Inc.  2,400                                       73
      Federated Department Stores, Inc.  2,500                               123
      The Gap, Inc.  12,562                                                  305
      The Home Depot, Inc.  31,600                                         1,112


10 See financial notes.

SCHWAB S&P 500 PORTFOLIO

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      J.C. Penney Co., Inc. Holding Co.  3,900                               147
    o Kohl's Corp.  4,800                                                    203
    o Kroger Co.  10,600                                                     193
      Limitedbrands  6,500                                                   122
      Lowe's Cos., Inc.  11,100                                              583
      The May Department Stores Co.  4,050                                   111
      Nordstrom, Inc.  2,000                                                  85
    o Office Depot, Inc.  4,500                                               81
      RadioShack Corp.  2,400                                                 69
    o Safeway, Inc.  6,200                                                   157
      Sears, Roebuck & Co.  3,100                                            117
      Staples, Inc.  7,000                                                   205
      Target Corp.  13,000                                                   552
      Tiffany & Co.  2,000                                                    74
      TJX Cos., Inc.  7,200                                                  174
    o Toys `R' Us, Inc.  3,000                                                48
 =(6) Wal-Mart Stores, Inc.  60,800                                        3,208
      Walgreen Co.  14,600                                                   529
      Winn-Dixie Stores, Inc.  2,100                                          15
                                                                     -----------
                                                                           9,664
      STEEL 0.1%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.  1,050                                     19
      Nucor Corp.  1,200                                                      92
      United States Steel Corp.  1,500                                        53
      Worthington Industries, Inc.  1,200                                     24
                                                                     -----------
                                                                             188
      TELEPHONE 3.3%
      --------------------------------------------------------------------------
      Alltel Corp.  4,400                                                    223
      AT&T Corp.  11,216                                                     164
    o AT&T Wireless Services, Inc.  38,595                                   553
    o Avaya, Inc.  5,832                                                      92
      BellSouth Corp.  25,800                                                676
      CenturyTel, Inc.  1,900                                                 57
    o Citizens Communications Co.  3,918                                      47
    o Nextel Communications, Inc.,
      Class A  15,700                                                        418
    o Qwest Communications
      International, Inc.  24,216                                             87
      SBC Communications, Inc.  46,710                                     1,133
      Sprint Corp. (FON Group)  20,050                                       353
      Verizon Communications, Inc.  38,950                                 1,410
                                                                     -----------
                                                                           5,213
      TOBACCO 1.0%
      --------------------------------------------------------------------------
      Altria Group, Inc.  28,900                                           1,447
      R.J. Reynolds Tobacco Holdings,
      Inc.  1,300                                                             88
      UST, Inc.  2,400                                                        86
                                                                     -----------
                                                                           1,621
      TRAVEL & RECREATION 0.6%
      --------------------------------------------------------------------------
      Brunswick Corp.  1,200                                                  49
      Carnival Corp.  9,000                                                  423
      Harrah's Entertainment, Inc.  1,500                                     81
      Hilton Hotels Corp.  5,400                                             101
      Marriott International, Inc.,
      Class A  3,300                                                         164
      Starwood Hotels & Resorts
      Worldwide, Inc.  2,900                                                 130
                                                                     -----------
                                                                             948
      TRUCKING & FREIGHT 0.1%
      --------------------------------------------------------------------------
      Paccar, Inc.  2,550                                                    148
      Ryder Systems, Inc.  900                                                36
                                                                     -----------
                                                                             184
      UTILITIES: ELECTRIC & GAS 2.7%
      --------------------------------------------------------------------------
    o The AES Corp.  8,800                                                    87
    o Allegheny Energy, Inc.  1,551                                           24
      Ameren Corp.  2,600                                                    112
      American Electric Power Co., Inc.  5,560                               178
    o Calpine Corp.  5,600                                                    24
      Centerpoint Energy, Inc.  4,150                                         48
      Cinergy Corp.  2,600                                                    99
    o CMS Energy Corp.  2,400                                                 22
      Consolidated Edison, Inc.  3,200                                       127
      Constellation Energy Group, Inc.  2,300                                 87
      Dominion Resources, Inc.  4,580                                        289
      DTE Energy Co.  2,400                                                   97
      Duke Energy Corp.  12,834                                              261
    o Dynegy, Inc., Class A  5,200                                            22
      Edison International  4,700                                            120
      El Paso Corp.  8,129                                                    64
      Entergy Corp.  3,300                                                   185
      Exelon Corp.  9,150                                                    305
      FirstEnergy Corp.  4,628                                               173
      FPL Group, Inc.  2,700                                                 173
      KeySpan Corp.  2,300                                                    85


                                                         See financial notes. 11

SCHWAB S&P 500 PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                                         VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Kinder Morgan, Inc.  1,690                                             100
      Nicor, Inc.  600                                                        20
      NiSource, Inc.  3,546                                                   73
      Peoples Energy Corp.  500                                               21
    o PG&E Corp.  5,900                                                      165
      Pinnacle West Capital Corp.  1,200                                      49
      PPL Corp.  2,600                                                       119
      Progress Energy, Inc.  3,502                                           154
      Public Service Enterprise Group, Inc.  3,300                           132
      Sempra Energy  3,141                                                   108
      The Southern Co.  10,300                                               300
      TECO Energy, Inc.  2,700                                                32
      TXU Corp.  4,522                                                       183
      Williams Cos., Inc.  7,300                                              87
      Xcel Energy, Inc.  5,605                                                94
                                                                     -----------
                                                                           4,219
      SHORT-TERM INVESTMENTS
      4.7% of net assets

      BlackRock Liquidity Fund
      Temp Cash Institutional
      Shares #21  1,183,355                                                1,183
      Provident Institutional
      TempFund   6,293,633                                                 6,294
                                                                     -----------
                                                                           7,477

      SECURITY                                      FACE AMOUNT
        RATE, MATURITY DATE                         ($ x 1,000)
      U.S. TREASURY OBLIGATIONS
      0.4% of net assets

    = U.S. Treasury Bills,
        1.23%-1.28%, 09/16/04                               595              593

END OF INVESTMENTS.

      SECURITY                                      FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ x 1,000)      ($ x 1,000)
      COLLATERAL INVESTED FOR SECURITIES ON LOAN
      10.3% of net assets

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 5.3%
      --------------------------------------------------------------------------
      Amsterdam Funding Corp.
        1.11%, 07/12/04                                       5                5
      Bank of America
        1.30%, 09/20/04                                     296              296
      BNP Paribas
        1.08%, 07/13/04                                      15               15
      Canadian Imperial Bank Corp.
        1.27%, 01/31/05                                     193              193
      Concord Minutemen Capital
      Corp.
        1.12%, 07/08/04                                   1,080            1,079
      Credit Lyonnais
        1.08%, 09/30/04                                     240              240
      Fairway Finance Corp.
        1.22%, 07/16/04                                     380              380
      Foreningssparbanken AB
        1.34%, 01/18/05                                   1,525            1,491
      Fortis Bank
        2.06%, 06/08/05                                     732              732
        1.78%, 06/06/05                                     413              413
      Grampian Funding
        1.12%, 07/13/04                                      38               37
      Societe Generale
        1.31%, 12/08/04                                   1,044            1,044
        1.31%, 06/14/05                                     287              287
      Svenska Handelsbanken
        1.39%, 10/27/04                                     507              507
      Westdeutsche Landesbank AG
        1.50%, 01/10/05                                     712              711
        1.30%, 10/12/04                                     310              310
        1.28%, 09/29/04                                     127              127
        1.23%, 09/23/04                                     530              530
                                                                     -----------
                                                                           8,397

      SHORT-TERM INVESTMENT 0.5%
      --------------------------------------------------------------------------
      Chase Manhattan Bank,
      Time Deposit
        1.25%, 07/01/04                                     723              723

      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES 4.5%
      --------------------------------------------------------------------------
      Institutional Money Market
      Trust  7,151,595                                                     7,152

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


12 See financial notes.

SCHWAB S&P 500 PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value
   (including $15,822 of securities on loan)                           $158,385 a
Collateral invested for securities on loan                               16,272
Receivables:
   Fund shares sold                                                         234
   Interest                                                                   4
   Dividends                                                                169
   Due from brokers for futures                                              32
   Income from securities on loan                                   +         1
                                                                    ------------
TOTAL ASSETS                                                            175,097

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               16,272
Payables:
   Fund shares redeemed                                                      31
   Investments bought                                                       335
   Investment adviser and administrator fees                                  1
Accrued expenses                                                    +        47
                                                                    ------------
TOTAL LIABILITIES                                                        16,686

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            175,097
TOTAL LIABILITIES                                                   -    16,686
                                                                    ------------
NET ASSETS                                                             $158,411

NET ASSETS BY SOURCE
Capital received from investors                                         150,733
Net investment income not yet distributed                                 2,732
Net realized capital losses                                             (11,165)
Net unrealized capital gains                                             16,111 b

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$158,411         9,549             $16.59

  Unless stated, all numbers are x 1,000.

a The fund paid $142,329 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases                           $10,462
  Sales/maturities                     $4,114

b These derive from investments and futures. As of the report date, the fund had twenty-eight open S&P 500 futures contracts due to expire on September 17, 2004, with an aggregate contract value of $7,983 and net unrealized gains of $55.

FEDERAL TAX DATA
-------------------------------------------------

PORTFOLIO COST                          $142,999

NET UNREALIZED GAINS AND LOSSES:
Gains                                    $34,479
Losses                                +  (19,093)
                                      -----------
                                         $15,386

AS OF DECEMBER 31, 2003:

UNDISTRIBUTED EARNINGS:
Ordinary income                           $1,719
Long-term capital gains                      $--

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                     Loss amount
   2008                                     $665
   2009                                    1,821
   2010                                    7,810
   2011                               +       38
                                      -----------
                                         $10,334


                                                         See financial notes. 13

SCHWAB S&P 500 PORTFOLIO

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $1,197
Interest                                                                     18
Securities on loan                                                    +       9
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   1,224

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                    (133)
Net realized gains on futures contracts                               +     279
                                                                      ----------
NET REALIZED GAINS                                                          146

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       3,823
Net unrealized losses on futures contracts                            +    (134)
                                                                      ----------
NET UNREALIZED GAINS                                                      3,689

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   151 a
Trustees' fees                                                                9 b
Custodian fees                                                               16
Portfolio accounting fees                                                    10
Professional fees                                                            17
Shareholder reports                                                          16
Other expenses                                                        +      10
                                                                      ----------
Total expenses                                                              229
Expense reduction                                                     -      18 c
                                                                      ----------
NET EXPENSES                                                                211

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,224
NET EXPENSES                                                          -     211
                                                                      ----------
NET INVESTMENT INCOME                                                     1,013
NET REALIZED GAINS                                                          146 d
NET UNREALIZED GAINS                                                  +   3,689 d
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $4,848

  Unless stated, all numbers are x 1,000.

a Calculated as a percentage of average daily net assets: 0.20% of the first
  $500 million and 0.17% of the assets beyond that.

b For the fund's independent trustees only.

c This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM to limit the operating expenses of this fund through April 30, 2005, to 0.28% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

d These add up to a net gain on investments of $3,835.


14 See financial notes.

SCHWAB S&P 500 PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                              1/1/04-6/30/04    1/1/03-12/31/03
Net investment income                                 $1,013             $1,719
Net realized gains or losses                             146               (188)
Net unrealized gains                          +        3,689             27,789
                                              ----------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                        4,848             29,320

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                     $--             $1,477 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                 1/1/04-6/30/04            1/1/03-12/31/03
                               SHARES         VALUE        SHARES         VALUE
Shares sold                     1,597       $26,164         2,724       $38,442
Shares reinvested                  --            --            95         1,477
Shares redeemed            +   (1,145)      (18,671)       (1,487)      (19,991)
                           -----------------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                       452        $7,493         1,332       $19,928

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                 1/1/04-6/30/04            1/1/03-12/31/03
                               SHARES    NET ASSETS        SHARES    NET ASSETS
Beginning of period             9,097      $146,070         7,765       $98,299
Total increase             +      452        12,341         1,332        47,771 b
                           -----------------------------------------------------
END OF PERIOD                   9,549      $158,411         9,097      $146,070 c

  Unless stated, all numbers are x 1,000.

a The tax-basis components of distributions paid for the period ended 12/31/03 are:

  Ordinary income                     $1,477
  Long-term capital gains                $--

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributable net investment income in the amount of $2,732 and $1,719 for the current period and the prior period, respectively.


                                                         See financial notes. 15

SCHWAB S&P 500 PORTFOLIO

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV), which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS organized January 21, 1994
  Schwab Money Market Portfolio
  Schwab MarketTrack Growth Portfolio II
  SCHWAB S&P 500 PORTFOLIO

SCHWAB S&P 500 PORTFOLIO

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUND NEGOTIATED FEES. The fund receives cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index.

The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through its trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

    AMOUNT                          WEIGHTED
  OUTSTANDING        AVERAGE         AVERAGE
   AT 6/30/04       BORROWING*      INTEREST
  ($ x 1,000)      ($ x 1,000)      RATE* (%)
------------------------------------------------
      --              171             1.37

SCHWAB S&P 500 PORTFOLIO

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

SCHWAB S&P 500 PORTFOLIO

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB S&P 500 PORTFOLIO

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds(R) (of which there were 49 as of 6/30/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:             Chair, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.
7/29/37                 Family of Funds, 1989;      Charles Schwab Investment Management, Inc., Charles Schwab
                        Investments, 1991;          Holdings (UK); CEO, Director, Charles Schwab Holdings, Inc.; Chair,
                        Capital Trust, 1993;        CEO Schwab (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.;
                        Annuity Portfolios, 1994.   Director, U.S. Trust Corp., United States Trust Co. of New York,
                                                    Siebel Systems (software), Xsign, Inc. (electronic payment systems);
                                                    Trustee, Stanford University. Until 5/04: Director, The Gap, Inc.
                                                    (clothing retailer). Until 2003: Co-CEO, The Charles Schwab Corp.
                                                    Until 2002: Director, Audiobase, Inc. (Internet audio solutions).
                                                    Until 5/02: Director, Vodaphone AirTouch PLC (telecommunications).
                                                    Until 7/01: Director, The Charles Schwab Trust Co.; TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB S&P 500 PORTFOLIO

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        2003 (all trusts).          Vice Chair, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                                             Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                    Corporation. Director, Wal-Mart Stores, eBay, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO              President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).               EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                    Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                    9/02: President, CIO, American Century Investment Management;
                                                    Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                    American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                    and Quantitative Equity Portfolio Management, Twentieth Century
                                                    Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal        SVP, CFO, Charles Schwab Investment Management, Inc.; SVP,
3/7/51                  Financial Officer           The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).               Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer (all trusts).       Management, Inc.; CIO, The Charles Schwab Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                             Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                    U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB S&P 500 PORTFOLIO

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).          Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                             First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                    (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                    (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                    Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                    2001: Special Advisor to the President, Stanford University. Until 2002:
                                                    Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                    Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;      CEO, Dorward & Associates (corporate management, marketing and
9/23/31                 Investments, 1991;          communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;        Grey Advertising.
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).          Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                            (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                    Properties (commercial real estate), Stratex Corp. (network equipment);
                                                    Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                    Member, executive committee, Pacific Stock & Options Exchange.
                                                    Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                    Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;      Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;          services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).          Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                             Trustee, Rorento N.V. (investments -- Netherlands), Cooper Industries
                                                    (electrical products, tools and hardware); Member, audit committee,
                                                    Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                    Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;          Chair, CEO, North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;      Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                 Investments, 1991;          and investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

                      [CHARLES SCHWAB LOGO]
LARGE-CAP BLEND
                      SCHWAB MARKETTRACK
                      GROWTH PORTFOLIO II

                      BALANCED

                      FOR THE PERIOD ENDED JUNE 30, 2004
                      Inception Date: November 1, 1996

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by calling 1-800-435-4000.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2004

[PHOTO OF GERI HOM AND KIMON DAIFOTIS]

GERI HOM, a vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the equity portions of the portfolio. Prior to joining the firm in 1995, she worked for nearly 15 years in equity management.

KIMON DAIFOTIS, CFA, senior vice president and Head of Fixed Income Portfolio Management for the investment adviser, oversees the day-to-day management of the bond and cash portions of the portfolio. Prior to joining the firm in 1997, he worked for more than 18 years in research and asset management.

Effective July 19, 2004, Geri Hom retired. Jeff Mortimer, senior vice president and Chief Investment Officer, Equities of Charles Schwab Investment Management, Inc., is responsible for the overall management of the portfolio.

THE ENCOURAGING ECONOMIC CLIMATE THAT WAS REPORTED IN LATE 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose amid the pick-up in capital spending and production gained some strength. Retail sales continued to rise, despite a pause in the upward trend in consumer confidence. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. The only big piece missing was job growth, which remained sluggish through the beginning of first quarter.

Amid this benign inflationary environment, the Federal Reserve (the Fed) elected to hold the Fed funds rate at a 45-year low in March to provide liquidity necessary to maintain economic growth. Job growth picked up strongly in March and continued into the second quarter. With the economic recovery now broad-based, investors, who only a year ago feared deflation, now started to worry about inflation.

Inflationary concerns were based on surging oil prices, which hit a 13-year high amid tight supplies. And while commodity prices moderated somewhat during the report period, previous increases started to show up in broad measures of inflation. Labor costs also were beginning to rise.

Most market watchers expected the Fed to raise interest rates, and it did at the end of June. At that time the Federal Open Market Committee increased the Fed funds target 0.25% to 1.25%, the first rate hike since May 2000, when the Fed funds target was raised to 6.50%.

THE SCHWAB MARKETTRACK GROWTH PORTFOLIO II was up 2.89% for the period, closely tracking its benchmark, which returned 3.05% for the six-month period. Returns were hampered because the large-cap portion of the portfolio is tilted to growth and the style in favor was value. The small-cap portion of the portfolio was the strongest category for the period, followed by the international portion.

Past performance does not indicate future results.

Small company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change and when you sell your shares they may be worth more or less than what you paid for them.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract.

Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

0.45% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

0.15%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

3.44%  S&P 500(R) INDEX: measures U.S. large-cap stocks

6.76%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

4.56% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

[LINE GRAPH]

              Three-Month         Lehman
                  U.S.           Brothers         S&P        Russell      MSCI-
             Treasury Bills   U.S. Aggregate     500(R)      2000(R)     EAFE(R)
               (T-Bills)        Bond Index       Index        Index       Index
31-Dec-03         0.00             0.00           0.00         0.00        0.00
02-Jan-04         0.00            -0.45          -0.30         0.71        0.70
09-Jan-04         0.02             0.89           0.94         3.30        3.31
16-Jan-04         0.04             1.19           2.56         6.05        1.91
23-Jan-04         0.06             1.05           2.73         7.08        4.44
30-Jan-04         0.08             0.80           1.84         4.34        1.41
06-Feb-04         0.09             1.07           2.91         4.96        2.84
13-Feb-04         0.11             1.52           3.26         5.18        4.72
20-Feb-04         0.12             1.36           3.13         4.24        4.47
27-Feb-04         0.14             1.90           3.25         5.28        3.76
05-Mar-04         0.15             2.56           4.36         7.81        5.41
12-Mar-04         0.17             2.82           1.14         4.84        0.78
19-Mar-04         0.19             2.77           0.18         2.68        2.62
26-Mar-04         0.21             2.59           0.03         3.09        2.10
02-Apr-04         0.23             1.44           3.11         8.64        5.61
09-Apr-04         0.25             1.34           2.92         7.65        5.65
16-Apr-04         0.27             0.76           2.51         5.05        4.39
23-Apr-04         0.28             0.25           3.06         6.38        4.00
30-Apr-04         0.30            -0.01           0.10         0.84        1.98
07-May-04         0.32            -1.44          -0.66        -1.16        0.61
14-May-04         0.34            -1.22          -0.85        -2.00       -2.92
21-May-04         0.36            -1.04          -1.01        -1.62       -0.56
28-May-04         0.38            -0.41           1.47         2.45        2.19
04-Jun-04         0.38            -0.89           1.67         2.37        2.41
11-Jun-04         0.39            -0.93           2.96         2.63        2.91
18-Jun-04         0.42            -0.47           2.86         2.92        4.03
25-Jun-04         0.43            -0.08           2.83         6.02        4.76
30-Jun-04         0.45             0.15           3.44         6.76        4.56

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.


                                        Schwab MarketTrack Growth Portfolio II 1

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PERFORMANCE as of 6/30/04

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                                  Benchmark:      Fund Category:
                                                    GROWTH         MORNINGSTAR
                                                   COMPOSITE        LARGE-CAP
                                  PORTFOLIO          INDEX            BLEND
6 MONTHS                            2.89%            3.05%             2.49%
1 YEAR                             18.61%           18.81%            16.78%
5 YEARS                             1.44%            2.71%            -3.26%
SINCE INCEPTION: 11/1/96            7.09%            7.35%              n/a

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/ANNUITY.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1, 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$16,906  PORTFOLIO
$17,218  GROWTH COMPOSITE INDEX
$18,215  S&P 500(R) INDEX
$16,586  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                                       Lehman
                                                                       Brothers
                                      Growth            S&P              U.S.
                                    Composite          500(R)         Aggregate
                  Portfolio           Index            Index          Bond Index
01-Nov-96          $10,000           $10,000          $10,000          $10,000
30-Nov-96          $10,490           $10,450          $10,777          $10,178
31-Dec-96          $10,420           $10,424          $10,564          $10,083
31-Jan-97          $10,670           $10,693          $11,223          $10,115
28-Feb-97          $10,710           $10,677          $11,311          $10,140
31-Mar-97          $10,460           $10,403          $10,848          $10,027
30-Apr-97          $10,780           $10,603          $11,494          $10,178
31-May-97          $11,420           $11,247          $12,193          $10,274
30-Jun-97          $11,940           $11,676          $12,739          $10,397
31-Jul-97          $12,650           $12,309          $13,752          $10,677
31-Aug-97          $12,200           $11,982          $12,982          $10,587
30-Sep-97          $12,880           $12,580          $13,692          $10,743
31-Oct-97          $12,520           $12,146          $13,235          $10,899
30-Nov-97          $12,730           $12,239          $13,848          $10,949
31-Dec-97          $12,977           $12,374          $14,086          $11,060
31-Jan-98          $13,037           $12,458          $14,242          $11,201
28-Feb-98          $13,779           $13,155          $15,269          $11,192
31-Mar-98          $14,199           $13,655          $16,051          $11,230
30-Apr-98          $14,320           $13,781          $16,213          $11,289
31-May-98          $14,019           $13,549          $15,934          $11,396
30-Jun-98          $14,240           $13,707          $16,581          $11,493
31-Jul-98          $13,959           $13,457          $16,405          $11,517
31-Aug-98          $12,285           $11,787          $14,036          $11,705
30-Sep-98          $12,696           $12,139          $14,936          $11,979
31-Oct-98          $13,478           $12,763          $16,150          $11,915
30-Nov-98          $14,079           $13,351          $17,129          $11,983
31-Dec-98          $14,673           $13,946          $18,116          $12,019
31-Jan-99          $14,921           $14,160          $18,873          $12,104
28-Feb-99          $14,395           $13,657          $18,286          $11,893
31-Mar-99          $14,807           $14,018          $19,017          $11,958
30-Apr-99          $15,405           $14,619          $19,753          $11,996
31-May-99          $15,127           $14,445          $19,287          $11,891
30-Jun-99          $15,735           $15,061          $20,357          $11,853
31-Jul-99          $15,621           $14,951          $19,722          $11,803
31-Aug-99          $15,518           $14,808          $19,624          $11,797
30-Sep-99          $15,467           $14,687          $19,086          $11,934
31-Oct-99          $16,095           $15,139          $20,294          $11,978
30-Nov-99          $16,569           $15,708          $20,707          $11,977
31-Dec-99          $17,553           $16,796          $21,926          $11,919
31-Jan-00          $16,777           $16,254          $20,825          $11,880
29-Feb-00          $17,176           $16,868          $20,431          $12,024
31-Mar-00          $17,975           $17,514          $22,429          $12,182
30-Apr-00          $17,376           $16,927          $21,754          $12,147
31-May-00          $16,965           $16,563          $21,308          $12,141
30-Jun-00          $17,598           $17,158          $21,835          $12,394
31-Jul-00          $17,232           $16,926          $21,494          $12,506
31-Aug-00          $18,108           $17,779          $22,829          $12,688
30-Sep-00          $17,442           $17,272          $21,624          $12,768
31-Oct-00          $17,254           $17,011          $21,533          $12,852
30-Nov-00          $16,245           $16,078          $19,836          $13,063
31-Dec-00          $16,707           $16,700          $19,933          $13,306
31-Jan-01          $17,045           $17,059          $20,641          $13,523
28-Feb-01          $15,872           $16,072          $18,758          $13,640
31-Mar-01          $15,150           $15,279          $17,569          $13,708
30-Apr-01          $16,064           $16,197          $18,934          $13,651
31-May-01          $16,097           $16,267          $19,061          $13,733
30-Jun-01          $15,951           $16,076          $18,598          $13,785
31-Jul-01          $15,754           $15,852          $18,416          $14,094
31-Aug-01          $15,172           $15,332          $17,263          $14,256
30-Sep-01          $14,022           $14,097          $15,868          $14,421
31-Oct-01          $14,360           $14,493          $16,171          $14,722
30-Nov-01          $15,060           $15,210          $17,411          $14,519
31-Dec-01          $15,303           $15,499          $17,565          $14,426
31-Jan-02          $14,962           $15,248          $17,308          $14,543
28-Feb-02          $14,773           $15,088          $16,974          $14,684
31-Mar-02          $15,350           $15,689          $17,612          $14,441
30-Apr-02          $14,997           $15,439          $16,545          $14,721
31-May-02          $14,867           $15,315          $16,423          $14,846
30-Jun-02          $14,184           $14,588          $15,253          $14,975
31-Jul-02          $13,112           $13,459          $14,065          $15,156
31-Aug-02          $13,206           $13,516          $14,157          $15,412
30-Sep-02          $12,193           $12,516          $12,618          $15,662
31-Oct-02          $12,829           $13,066          $13,728          $15,590
30-Nov-02          $13,418           $13,663          $14,537          $15,585
31-Dec-02          $12,940           $13,180          $13,683          $15,908
31-Jan-03          $12,567           $12,874          $13,325          $15,922
28-Feb-03          $12,387           $12,666          $13,125          $16,142
31-Mar-03          $12,411           $12,677          $13,252          $16,129
30-Apr-03          $13,314           $13,541          $14,344          $16,263
31-May-03          $14,072           $14,302          $15,100          $16,565
30-Jun-03          $14,252           $14,492          $15,294          $16,532
31-Jul-03          $14,481           $14,747          $15,563          $15,977
31-Aug-03          $14,794           $15,100          $15,866          $16,082
30-Sep-03          $14,818           $15,090          $15,698          $16,508
31-Oct-03          $15,528           $15,837          $16,587          $16,355
30-Nov-03          $15,769           $16,089          $16,732          $16,394
31-Dec-03          $16,431           $16,708          $17,609          $16,561
31-Jan-04          $16,686           $17,013          $17,933          $16,694
29-Feb-04          $16,881           $17,245          $18,183          $16,874
31-Mar-04          $16,808           $17,215          $17,908          $17,001
30-Apr-04          $16,406           $16,766          $17,627          $16,559
31-May-04          $16,552           $16,873          $17,868          $16,492
30-Jun-04          $16,906           $17,218          $18,215          $16,586

  All portfolio and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The portfolio's share price and principal values change, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance does not indicate future results. Results for the report period are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. Portfolio returns do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the returns would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.


2 Schwab MarketTrack Growth Portfolio II

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO FACTS as of 6/30/04

STYLE ASSESSMENT 1

[GRAPHIC]

                              INVESTMENT STYLE
                    Value          Blend          Growth
MARKET CAP
 Large               / /            /X/            / /
 Medium              / /            / /            / /
 Small               / /            / /            / /

STATISTICS

NUMBER OF HOLDINGS                                                        507
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $59,071
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                26.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                    2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  3%
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB SMALL-CAP INDEX FUND, Select Shares                          20.3
--------------------------------------------------------------------------------
(2)  SCHWAB INTERNATIONAL INDEX FUND, Select Shares                      20.2
--------------------------------------------------------------------------------
(3)  SCHWAB TOTAL BOND MARKET FUND                                       14.7
--------------------------------------------------------------------------------
(4)  GENERAL ELECTRIC CO.                                                 1.3
--------------------------------------------------------------------------------
(5)  MICROSOFT CORP.                                                      1.2
--------------------------------------------------------------------------------
(6)  EXXON MOBIL CORP.                                                    1.1
--------------------------------------------------------------------------------
(7)  PFIZER, INC.                                                         1.0
--------------------------------------------------------------------------------
(8)  CITIGROUP, INC.                                                      0.9
--------------------------------------------------------------------------------
(9)  WAL-MART STORES, INC.                                                0.9
--------------------------------------------------------------------------------
(10) AMERICAN INTERNATIONAL GROUP, INC.                                   0.7
--------------------------------------------------------------------------------
     TOTAL                                                               62.3

ASSET CLASS WEIGHTINGS % of Portfolio

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

40.5%  LARGE-CAP STOCKS
20.3%  SMALL-CAP STOCKS
20.2%  INTERNATIONAL STOCKS
14.7%  BONDS
 4.3%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the stock portion of the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio as of 6/30/04, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 This list is not a recommendation of any security by the investment adviser.


                                        Schwab MarketTrack Growth Portfolio II 3

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                        1/1/04-     1/1/03-      1/1/02-      1/1/01-      1/1/00-      1/1/99-
                                                       6/30/04*    12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
-------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   13.49       10.75        12.99        14.81        15.84        14.24
                                                       ------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                  0.05        0.16         0.17         0.18         0.35         0.15
   Net realized and unrealized gains or losses            0.34        2.74        (2.17)       (1.43)       (1.13)        2.63
                                                       ------------------------------------------------------------------------
   Total income or loss from investment operations        0.39        2.90        (2.00)       (1.25)       (0.78)        2.78
Less distributions:
   Dividends from net investment income                     --       (0.16)       (0.20)       (0.35)       (0.14)       (0.18)
   Distributions from net realized gains                    --          --        (0.04)       (0.22)       (0.11)       (1.00)
                                                       ------------------------------------------------------------------------
   Total distributions                                      --       (0.16)       (0.24)       (0.57)       (0.25)       (1.18)
                                                       ------------------------------------------------------------------------
Net asset value at end of period                         13.88       13.49        10.75        12.99        14.81        15.84
                                                       ------------------------------------------------------------------------
Total return (%)                                          2.89 1     26.97       (15.44)       (8.40)       (4.82)       19.63

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses 2                               0.50 3      0.50         0.50         0.50         0.56 4       0.56
   Gross operating expenses 2                             0.70 3      0.87         1.00         0.82         0.84         1.09
   Net investment income                                  0.66 3      1.70         1.59         1.67         2.80         1.32
Portfolio turnover rate                                      3 1        10           30           13           19           14
Net assets, end of period ($ x 1,000,000)                   30          30           20           22           22           19

* Unaudited.

1 Not annualized.

2 The expense incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

3 Annualized.

4 The ratio of net operating expenses would have been 0.55% if certain non-routine expenses (proxy fees) had not been included.


4 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS as of June 30, 2004, unaudited

This section shows all the securities in the fund's portfolio by industry classification and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 /  Issuer is affiliated with the fund's adviser

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ x 1,000)     ($ x 1,000)
--------------------------------------------------------------------------------
 55.2%     OTHER INVESTMENT
           COMPANIES                                      15,628          16,795

 40.3%     COMMON STOCK                                   10,273          12,280

  4.3%     SHORT-TERM
           INVESTMENTS                                     1,317           1,317
--------------------------------------------------------------------------------
 99.8%     TOTAL INVESTMENTS                              27,218          30,392

  0.2%     OTHER ASSETS AND
           LIABILITIES, NET                                                   65
--------------------------------------------------------------------------------
100.0%     TOTAL NET ASSETS                                               30,457

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      COMMON STOCK 40.3% of net assets

      AEROSPACE / DEFENSE 0.7%
      --------------------------------------------------------------------------
      The Boeing Co.  938                                                     48
      Crane Co.  100                                                           3
      General Dynamics Corp.  150                                             15
      Goodrich Corp.  100                                                      3
      Lockheed Martin Corp.  540                                              28
      Northrop Grumman Corp.  428                                             23
      Raytheon Co.  500                                                       18
      Rockwell Automation, Inc.  200                                           8
      Rockwell Collins, Inc.  200                                              7
      Textron, Inc.  150                                                       9
      United Technologies Corp.  530                                          49
                                                                     -----------
                                                                             211
      AIR TRANSPORTATION 0.5%
      --------------------------------------------------------------------------
      Delta Air Lines, Inc.  100                                               1
      FedEx Corp.  350                                                        28
      Sabre Holdings Corp.  172                                                5
      Southwest Airlines Co.  900                                             15
      United Parcel Service, Inc.,
      Class B  1,247                                                          94
                                                                     -----------
                                                                             143
      ALCOHOLIC BEVERAGES 0.2%
      --------------------------------------------------------------------------
      Adolph Coors Co., Class B  25                                            2
      Anheuser-Busch Cos., Inc.  975                                          53
      Brown-Forman Corp., Class B  150                                         7
                                                                     -----------
                                                                              62
      APPAREL 0.1%
      --------------------------------------------------------------------------
      Jones Apparel Group, Inc.  150                                           6
      Liz Claiborne, Inc.  100                                                 3
      Nike, Inc., Class B  300                                                23
      Reebok International Ltd.  100                                           4
      VF Corp.  100                                                            5
                                                                     -----------
                                                                              41
      AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 0.5%
      --------------------------------------------------------------------------
      Cooper Tire & Rubber Co.  100                                            2
      Cummins, Inc.  50                                                        3
      Dana Corp.  180                                                          4
      Danaher Corp.  350                                                      18
      Delphi Corp.  579                                                        6
      Eaton Corp.  200                                                        13
      Ford Motor Co.  2,098                                                   33
      General Motors Corp.  650                                               30
      Genuine Parts Co.  200                                                   8
    o Goodyear Tire & Rubber Co.  100                                          1
      Harley-Davidson, Inc.  350                                              22
    o Navistar International Corp.  100                                        4
      Visteon Corp.  104                                                       1
                                                                     -----------
                                                                             145
      BANKS 3.0%
      --------------------------------------------------------------------------
      AmSouth Bancorp.  430                                                   11
      Bank of America Corp.  2,320                                           196
      The Bank of New York Co., Inc.  900                                     26
      Bank One Corp.  1,247                                                   64
      BB&T Corp.  626                                                         23
      Comerica, Inc.  200                                                     11
      Fifth Third Bancorp  667                                                36
      First Horizon National Corp.  150                                        7
      Huntington Bancshares, Inc.  333                                         8
      J.P. Morgan Chase & Co.  2,340                                          91
      KeyCorp, Inc.  500                                                      15
      M&T Bank Corp.  140                                                     12
      Marshall & Ilsley Corp.  300                                            12
      Mellon Financial Corp.  525                                             15
      National City Corp.  724                                                25
      North Fork Bancorp., Inc.  200                                           8
      Northern Trust Corp.  250                                               10


                                                          See financial notes. 5

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      PNC Financial Services Group, Inc.  340                                 18
      Regions Financial Corp.  300                                            11
      SouthTrust Corp.  375                                                   14
      State Street Corp.  400                                                 20
      SunTrust Banks, Inc.  320                                               21
      Synovus Financial Corp.  325                                             8
      U.S. Bancorp  2,274                                                     63
      Union Planters Corp.  225                                                7
      Wachovia Corp.  1,549                                                   69
      Wells Fargo & Co.  1,900                                               109
      Zions Bancorp.  100                                                      6
                                                                     -----------
                                                                             916
      BUSINESS MACHINES & SOFTWARE 3.7%
      --------------------------------------------------------------------------
      Adobe Systems, Inc.  250                                                12
    o Apple Computer, Inc.  400                                               13
      Autodesk, Inc.  100                                                      4
    o BMC Software, Inc.  200                                                  4
    o Cisco Systems, Inc.  7,925                                             188
    o Compuware Corp.  400                                                     3
    o Comverse Technology, Inc.  200                                           4
    o Dell, Inc.  2,925                                                      105
    o EMC Corp.  2,850                                                        32
    o Gateway, Inc.  200                                                       1
      Hewlett-Packard Co.  3,462                                              73
      International Business Machines
      Corp.  1,920                                                           169
    o Lexmark International, Inc.,
      Class A  150                                                            14
  (5) Microsoft Corp.  12,515                                                357
    o NCR Corp.  100                                                           5
    o Network Appliance, Inc.  400                                             9
    o Novell, Inc.  400                                                        3
    o Oracle Corp.  6,000                                                     72
      Pitney Bowes, Inc.  250                                                 11
    o Siebel Systems, Inc.  600                                                6
    o Sun Microsystems, Inc.  3,675                                           16
    o Unisys Corp.  350                                                        5
    o Xerox Corp.  900                                                        13
                                                                     -----------
                                                                           1,119
      BUSINESS SERVICES 1.8%
      --------------------------------------------------------------------------
    o Affiliated Computer Services, Inc.,
      Class A  103                                                             6
    o Allied Waste Industries, Inc.  400                                       5
    o Apollo Group, Inc., Class A  200                                        18
      Automatic Data Processing, Inc.  700                                    29
      Cendant Corp.  1,190                                                    29
      Cintas Corp.  182                                                        9
    o Citrix Systems, Inc.  175                                                4
      Computer Associates International, Inc.  700                            20
    o Computer Sciences Corp.  200                                             9
    o Convergys Corp.  137                                                     2
      Deluxe Corp.  100                                                        4
    o eBay, Inc.  759                                                         70
      Electronic Data Systems Corp.  550                                      11
      Equifax, Inc.  175                                                       4
      First Data Corp.  1,032                                                 46
    o Fiserv, Inc.  225                                                        9
      H&R Block, Inc.  200                                                    10
      IMS Health, Inc.  300                                                    7
    o Interpublic Group of Cos., Inc.  500                                     7
    o Intuit, Inc.  244                                                        9
    o Mercury Interactive Corp.  100                                           5
    o Monster Worldwide, Inc.  95                                              3
    o Omnicom Group, Inc.  220                                                17
    o Parametric Technology Corp.  200                                         1
      Paychex, Inc.  425                                                      14
    o PeopleSoft, Inc.  400                                                    7
    o Robert Half International, Inc.  200                                     6
    o Sungard Data Systems, Inc.  361                                          9
    o Symantec Corp.  300                                                     13
      Tyco International Ltd.  2,360                                          78
    o Veritas Software Corp.  500                                             14
      Waste Management, Inc.  720                                             22
    o Yahoo!, Inc.  1,580                                                     57
                                                                     -----------
                                                                             554


6 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      CHEMICALS 0.6%
      --------------------------------------------------------------------------
      Air Products & Chemicals, Inc.  250                                     13
      Dow Chemical Co.  1,121                                                 46
      E.I. du Pont de Nemours & Co.  1,169                                    52
      Eastman Chemical Co.  100                                                5
      Ecolab, Inc.  275                                                        9
      Great Lakes Chemical Corp.  100                                          3
    o Hercules, Inc.  100                                                      1
      Monsanto Co.  314                                                       12
      PPG Industries, Inc.  200                                               12
      Praxair, Inc.  400                                                      16
      Rohm & Haas Co.  300                                                    12
      Sigma-Aldrich Corp.  100                                                 6
                                                                     -----------
                                                                             187
      CONSTRUCTION 0.2%
      --------------------------------------------------------------------------
      Centex Corp.  150                                                        7
      Fluor Corp.  100                                                         5
      KB Home  50                                                              3
      Masco Corp.  500                                                        16
      Pulte Homes, Inc.  150                                                   8
      The Sherwin-Williams Co.  175                                            7
      The Stanley Works  100                                                   4
      Vulcan Materials Co.  100                                                5
                                                                     -----------
                                                                              55
      CONSUMER DURABLES 0.1%
      --------------------------------------------------------------------------
      Black & Decker Corp.  100                                                6
       Leggett & Platt, Inc.  200                                              5
       Maytag Corp.  100                                                       3
       Newell Rubbermaid, Inc.  300                                            7
       Whirlpool Corp.  100                                                    7
                                                                     -----------
                                                                              28
      CONTAINERS 0.1%
      --------------------------------------------------------------------------
      Ball Corp.  100                                                          7
      Bemis Co.  100                                                           3
    o Pactiv Corp.  200                                                        5
    o Sealed Air Corp.  103                                                    5
                                                                     -----------
                                                                              20
      ELECTRONICS 2.3%
      --------------------------------------------------------------------------
    o ADC Telecommunications, Inc.  700                                        2
    o Advanced Micro Devices, Inc.  400                                        6
    o Agilent Technologies, Inc.  566                                         17
    o Altera Corp.  464                                                       10
      American Power Conversion Corp.  275                                     5
      Analog Devices, Inc.  450                                               21
    o Andrew Corp.  200                                                        4
    o Applied Materials, Inc.  2,000                                          39
    o Applied Micro Circuits Corp.  221                                        1
    o Broadcom Corp., Class A  355                                            17
    o CIENA Corp.  300                                                         1
      Intel Corp.  7,475                                                     206
      ITT Industries, Inc.  100                                                8
    o Jabil Circuit, Inc.  208                                                 5
    o JDS Uniphase Corp.  1,654                                                6
    o KLA-Tencor Corp.  240                                                   12
      Linear Technology Corp.  400                                            16
    o LSI Logic Corp.  400                                                     3
    o Lucent Technologies, Inc.  5,055                                        19
      Maxim Integrated Products, Inc.  400                                    21
    o Micron Technology, Inc.  650                                            10
      Molex, Inc.  225                                                         7
      Motorola, Inc.  2,721                                                   50
    o National Semiconductor Corp.  400                                        9
    o Novellus Systems, Inc.  175                                              6
    o Nvidia Corp.  200                                                        4
      PerkinElmer, Inc.  118                                                   2
    o PMC -- Sierra, Inc.  200                                                 3
    o Power-One, Inc.  226                                                     3
    o QLogic Corp.  113                                                        3
      Qualcomm, Inc.  900                                                     66
    o Sanmina-SCI Corp.  500                                                   5
      Scientific-Atlanta, Inc.  175                                            6
    o Solectron Corp.  1,000                                                   7
      Symbol Technologies, Inc.  289                                           4
      Tektronix, Inc.  100                                                     3
    o Tellabs, Inc.  500                                                       4
    o Teradyne, Inc.  200                                                      5
      Texas Instruments, Inc.  2,050                                          50
    o Thermo Electron Corp.  175                                               5
    o Thomas & Betts Corp.  80                                                 2
    o Waters Corp.  150                                                        7
    o Xilinx, Inc.  375                                                       13
                                                                     -----------
                                                                             693
      ENERGY: RAW MATERIALS 0.6%
      --------------------------------------------------------------------------
      Anadarko Petroleum Corp.  295                                           17
      Apache Corp.  386                                                       17
      Baker Hughes, Inc.  431                                                 16


                                                          See financial notes. 7

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o BJ Services Co.  200                                                     9
      Burlington Resources, Inc.  400                                         15
      Devon Energy Corp.  290                                                 19
      EOG Resources, Inc.  132                                                 8
      Halliburton Co.  500                                                    15
    o Noble Corp.  200                                                         8
      Occidental Petroleum Corp.  465                                         23
    o Rowan Cos., Inc.  100                                                    2
      Schlumberger Ltd.  700                                                  44
      Valero Energy Corp.  100                                                 7
                                                                     -----------
                                                                             200
      FOOD & AGRICULTURE 1.5%
      --------------------------------------------------------------------------
      Archer-Daniels-Midland Co.  774                                         13
      Campbell Soup Co.  500                                                  13
      The Coca-Cola Co.  2,825                                               143
      Coca-Cola Enterprises, Inc.  550                                        16
      ConAgra Foods, Inc.  650                                                18
      General Mills, Inc.  450                                                21
      H.J. Heinz Co.  400                                                     16
      Hershey Foods Corp.  300                                                14
      Kellogg Co.  500                                                        21
      McCormick & Co., Inc.  200                                               7
      The Pepsi Bottling Group, Inc.  312                                      9
      PepsiCo, Inc.  1,955                                                   105
      Sara Lee Corp.  900                                                     21
      Supervalu, Inc.  175                                                     5
      Sysco Corp.  700                                                        25
      Wm. Wrigley Jr. Co.  250                                                16
                                                                     -----------
                                                                             463
      GOLD 0.1%
      --------------------------------------------------------------------------
      Newmont Mining Corp.  500                                               19

      HEALTHCARE / DRUGS & MEDICINE 5.3%
      --------------------------------------------------------------------------
      Abbott Laboratories  1,760                                              72
      Allergan, Inc.  150                                                     13
      AmerisourceBergen Corp.  150                                             9
    o Amgen, Inc.  1,470                                                      80
    o Anthem, Inc.  175                                                       16
      Applied Biosystems Group -- Applera
      Corp.  200                                                               4
      Bausch & Lomb, Inc.  100                                                 7
      Baxter International, Inc.  725                                         25
      Becton Dickinson & Co.  300                                             16
    o Biogen Idec, Inc.  380                                                  24
      Biomet, Inc.  325                                                       14
    o Boston Scientific Corp.  988                                            42
      Bristol-Myers Squibb Co.  2,300                                         56
      C.R. Bard, Inc.  100                                                     6
      Cardinal Health, Inc.  525                                              37
    o Caremark Rx, Inc.  535                                                  18
    o Chiron Corp.  200                                                        9
      Eli Lilly & Co.  1,320                                                  92
    o Express Scripts, Inc.  100                                               8
    o Forest Laboratories, Inc.  450                                          26
    o Genzyme Corp.  250                                                      12
    o Gilead Sciences, Inc.  150                                              10
      Guidant Corp.  350                                                      20
      HCA, Inc.  600                                                          25
      Health Management Associates, Inc.,
      Class A  300                                                             7
    o Hospira, Inc.  186                                                       5
    o Humana, Inc.  200                                                        3
      Johnson & Johnson  3,436                                               191
    o King Pharmaceuticals, Inc.  233                                          3
      Manor Care, Inc.  100                                                    3
      McKesson Corp.  374                                                     13
    o Medco Health Solutions, Inc.  337                                       13
    o Medimmune, Inc.  300                                                     7
      Medtronic, Inc.  1,340                                                  65
      Merck & Co., Inc.  2,550                                               121
      Mylan Laboratories, Inc.  300                                            6
  (7) Pfizer, Inc.  8,759                                                    300
      Quest Diagnostics  139                                                  12
      Schering-Plough Corp.  1,700                                            31
    o St. Jude Medical, Inc.  200                                             15
      Stryker Corp.  464                                                      26
    o Tenet Healthcare Corp.  450                                              6
      UnitedHealth Group, Inc.  730                                           45
    o Watson Pharmaceuticals, Inc.  100                                        3
    o WellPoint Health Networks, Inc.  175                                    20
      Wyeth  1,500                                                            54
    o Zimmer Holdings, Inc.  275                                              24
                                                                     -----------
                                                                           1,614
      HOUSEHOLD PRODUCTS 0.9%
      --------------------------------------------------------------------------
      Alberto-Culver Co., Class B  50                                          2
      Avon Products, Inc.  540                                                25
      Clorox Co.  250                                                         13
      Colgate-Palmolive Co.  550                                              32


8 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      The Gillette Co.  1,200                                                 51
      International Flavors &
      Fragrances, Inc.  100                                                    4
      Procter & Gamble Co.  2,840                                            155
                                                                     -----------
                                                                             282
      INSURANCE 2.0%
      --------------------------------------------------------------------------
      ACE Ltd.  340                                                           14
      Aetna, Inc.  100                                                         9
      AFLAC, Inc.  600                                                        25
      The Allstate Corp.  840                                                 39
      AMBAC Financial Group, Inc.  123                                         9
 (10) American International Group, Inc.  3,006                              214
      AON Corp.  325                                                           9
      Chubb Corp.  240                                                        16
      CIGNA Corp.  175                                                        12
      Cincinnati Financial Corp.  210                                          9
      Hartford Financial Services
      Group, Inc.  340                                                        23
      Jefferson-Pilot Corp.  175                                               9
      Lincoln National Corp.  200                                              9
      Loews Corp.  200                                                        12
      Marsh & McLennan Cos., Inc.  625                                        28
      MBIA, Inc.  150                                                          9
      Metlife, Inc.  915                                                      33
      MGIC Investment Corp.  100                                               8
    o Principal Financial Group, Inc.  381                                    13
      The Progressive Corp.  265                                              23
      Prudential Financial, Inc.  650                                         30
      Safeco Corp.  150                                                        7
      St. Paul Cos., Inc.  797                                                32
      Torchmark Corp.  150                                                     8
      UnumProvident Corp.  323                                                 5
      XL Capital Ltd., Class A  155                                           12
                                                                     -----------
                                                                             617
      MEDIA 1.4%
      --------------------------------------------------------------------------
      Clear Channel Communications, Inc.  729                                 27
    o Comcast Corp., Class A  2,576                                           72
      Dow Jones & Co., Inc.  100                                               5
      Gannett Co., Inc.  325                                                  28
      Knight-Ridder, Inc.  100                                                 7
      The McGraw-Hill Cos., Inc.  225                                         17
      Meredith Corp.  50                                                       3
      New York Times Co., Class A  200                                         9
      R.R. Donnelley & Sons Co.  300                                          10
    o Time Warner, Inc.  5,200                                                91
      Tribune Co.  400                                                        18
    o Univision Communications, Inc.,
      Class A  354                                                            11
      Viacom, Inc., Class B  1,992                                            71
      The Walt Disney Co.  2,430                                              62
                                                                     -----------
                                                                             431
      MISCELLANEOUS 0.3%
      --------------------------------------------------------------------------
      3M Co.  925                                                             83

      MISCELLANEOUS FINANCE 3.1%
      --------------------------------------------------------------------------
      American Express Co.  1,450                                             75
      The Bear Stearns Cos., Inc.  110                                         9
      Capital One Financial Corp.  290                                        20
    / The Charles Schwab Corp.  1,575                                         15
      Charter One Financial, Inc.  280                                        12
  (8) Citigroup, Inc.  5,922                                                 275
      Countrywide Financial Corp.  330                                        23
    o E*TRADE Group, Inc.  400                                                 4
      Fannie Mae  1,145                                                       82
      Federated Investors, Inc., Class B  100                                  3
      Franklin Resources, Inc.  300                                           15
      Freddie Mac  800                                                        51
      Golden West Financial Corp.  175                                        19
      Goldman Sachs Group, Inc.  562                                          53
      Janus Capital Group, Inc.  300                                           5
      Lehman Brothers Holdings, Inc.  250                                     19
      MBNA Corp.  1,487                                                       38
      Merrill Lynch & Co., Inc.  1,150                                        62
      Moody's Corp.  175                                                      11
      Morgan Stanley  1,230                                                   65
    o Providian Financial Corp.  350                                           5
      SLM Corp.  550                                                          22
      Sovereign Bancorp., Inc.  300                                            7
      T. Rowe Price Group, Inc.  150                                           8
      Washington Mutual, Inc.  1,050                                          41
                                                                     -----------
                                                                             939
      NON-DURABLES & ENTERTAINMENT 0.4%
      --------------------------------------------------------------------------
      Darden Restaurants, Inc.  150                                            3
    o Electronic Arts, Inc.  354                                              19
      Fortune Brands, Inc.  175                                               13
      Hasbro, Inc.  200                                                        4
      International Game Technology  413                                      16
      Mattel, Inc.  500                                                        9
      McDonald's Corp.  1,450                                                 38
    o Starbucks Corp.  470                                                    20
      Wendy's International, Inc.  140                                         5
    o Yum! Brands, Inc.  320                                                  12
                                                                     -----------
                                                                             139


                                                          See financial notes. 9

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      NON-FERROUS METALS 0.2%
      --------------------------------------------------------------------------
      Alcoa, Inc.  1,000                                                      33
      Engelhard Corp.  160                                                     5
      Freeport-McMoran Copper & Gold, Inc.,
      Class B  200                                                             7
    o Phelps Dodge Corp.  100                                                  8
                                                                     -----------
                                                                              53
      OIL: DOMESTIC 0.4%
      --------------------------------------------------------------------------
      Amerada Hess Corp.  100                                                  8
      Ashland, Inc.  100                                                       5
      ConocoPhillips  805                                                     62
      Kerr-McGee Corp.  150                                                    8
      Marathon Oil Corp.  400                                                 15
    o Nabors Industries Ltd.  175                                              8
      Sunoco, Inc.  100                                                        6
    o Transocean, Inc.  358                                                   10
      Unocal Corp.  300                                                       12
                                                                     -----------
                                                                             134
      OIL: INTERNATIONAL 1.5%
      --------------------------------------------------------------------------
      ChevronTexaco Corp.  1,170                                             110
  (6) Exxon Mobil Corp.  7,580                                               337
                                                                     -----------
                                                                             447
      OPTICAL & PHOTO 0.1%
      --------------------------------------------------------------------------
    o Corning, Inc.  1,500                                                    20
      Eastman Kodak Co.  300                                                   8
                                                                     -----------
                                                                              28
      PAPER & FOREST PRODUCTS 0.3%
      --------------------------------------------------------------------------
      Boise Cascade Corp.  75                                                  3
      Georgia-Pacific Corp.  326                                              12
      International Paper Co.  570                                            25
      Kimberly-Clark Corp.  600                                               40
      Louisiana-Pacific Corp.  100                                             2
      MeadWestvaco Corp.  197                                                  6
      Temple-Inland, Inc.  50                                                  3
      Weyerhaeuser Co.  250                                                   16
                                                                     -----------
                                                                             107
      PRODUCER GOODS & MANUFACTURING 2.1%
      --------------------------------------------------------------------------
    o American Standard Cos., Inc.  300                                       12
      Avery Dennison Corp.  150                                               10
      Caterpillar, Inc.  400                                                  32
      Cooper Industries Ltd., Class A  100                                     6
      Deere & Co.  250                                                        17
      Dover Corp.  260                                                        11
      Emerson Electric Co.  500                                               32
  (4) General Electric Co.  12,100                                           392
      Honeywell International, Inc.  987                                      36
      Illinois Tool Works, Inc.  350                                          33
      Ingersoll-Rand Co., Class A  200                                        14
      Johnson Controls, Inc.  240                                             13
    o Millipore Corp.  75                                                      4
      Pall Corp.  100                                                          3
      Parker Hannifin Corp.  150                                               9
      Snap-On, Inc.  75                                                        2
      W.W. Grainger, Inc.  100                                                 6
                                                                     -----------
                                                                             632
      RAILROAD & SHIPPING 0.2%
      --------------------------------------------------------------------------
      Burlington Northern Santa Fe Corp.  400                                 14
      CSX Corp.  225                                                           7
      Norfolk Southern Corp.  480                                             13
      Union Pacific Corp.  295                                                18
                                                                     -----------
                                                                              52
      REAL PROPERTY 0.2%
      --------------------------------------------------------------------------
      Apartment Investment & Management Co.,
      Class A  100                                                             3
      Equity Office Properties Trust  500                                     14
      Equity Residential  300                                                  9
      Plum Creek Timber Co., Inc.  200                                         6
      ProLogis  200                                                            7
      Simon Property Group, Inc.  240                                         12
                                                                     -----------
                                                                              51
      RETAIL 2.6%
      --------------------------------------------------------------------------
      Albertson's, Inc.  400                                                  11
    o Autonation, Inc.  300                                                    5
    o AutoZone, Inc.  100                                                      8
    o Bed, Bath & Beyond, Inc.  350                                           13
      Best Buy Co., Inc.  390                                                 20
    o Big Lots, Inc.  88                                                       1
      Circuit City Stores, Inc.  200                                           3
      Costco Wholesale Corp.  560                                             23
      CVS Corp.  490                                                          21
      Dillards, Inc., Class A  100                                             2
      Dollar General Corp.  395                                                8
      Family Dollar Stores, Inc.  200                                          6
      Federated Department Stores, Inc.  200                                  10
      The Gap, Inc.  1,037                                                    25
      The Home Depot, Inc.  2,600                                             91
      J.C. Penney Co., Inc. Holding Co.  300                                  11
    o Kohl's Corp.  400                                                       17


10 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Kroger Co.  900                                                         16
      Limitedbrands  600                                                      11
      Lowe's Cos., Inc.  940                                                  49
      The May Department Stores Co.  350                                      10
      Nordstrom, Inc.  200                                                     8
    o Office Depot, Inc.  325                                                  6
      RadioShack Corp.  200                                                    6
    o Safeway, Inc.  500                                                      13
      Sears, Roebuck & Co.  300                                               11
      Staples, Inc.  600                                                      18
      Target Corp.  1,090                                                     46
      Tiffany & Co.  150                                                       6
      TJX Cos., Inc.  600                                                     14
    o Toys 'R' Us, Inc.  200                                                   3
  (9) Wal-Mart Stores, Inc.  4,950                                           261
      Walgreen Co.  1,175                                                     43
      Winn-Dixie Stores, Inc.  100                                             1
                                                                     -----------
                                                                             797
      STEEL 0.0%
      --------------------------------------------------------------------------
      Allegheny Technologies, Inc.  100                                        2
      Nucor Corp.  100                                                         8
      United States Steel Corp.  100                                           3
      Worthington Industries, Inc.  100                                        2
                                                                     -----------
                                                                              15
      TELEPHONE 1.4%
      --------------------------------------------------------------------------
      Alltel Corp.  300                                                       15
      AT&T Corp.  935                                                         14
    o AT&T Wireless Services, Inc.  3,205                                     46
    o Avaya, Inc.  513                                                         8
      BellSouth Corp.  2,180                                                  57
      CenturyTel, Inc.  150                                                    5
    o Citizens Communications Co.  358                                         5
    o Nextel Communications, Inc.,
      Class A  1,275                                                          34
    o Qwest Communications
      International, Inc.  2,027                                               7
      SBC Communications, Inc.  3,756                                         91
      Sprint Corp. (FON Group)  1,662                                         29
      Verizon Communications, Inc.  3,213                                    116
                                                                     -----------
                                                                             427
      TOBACCO 0.4%
      --------------------------------------------------------------------------
      Altria Group, Inc.  2,340                                              117
      R.J. Reynolds Tobacco Holdings,
      Inc.  100                                                                7
      UST, Inc.  200                                                           7
                                                                             ---
                                                                             131
      TRAVEL & RECREATION 0.3%
      --------------------------------------------------------------------------
      Brunswick Corp.  100                                                     4
      Carnival Corp.  725                                                     34
      Harrah's Entertainment, Inc.  150                                        8
      Hilton Hotels Corp.  400                                                 7
      Marriott International, Inc., Class A  250                              13
      Starwood Hotels & Resorts
      Worldwide, Inc.  260                                                    12
                                                                     -----------
                                                                              78
      TRUCKING & FREIGHT 0.0%
      --------------------------------------------------------------------------
      Paccar, Inc.  187                                                       11
      Ryder Systems, Inc.  75                                                  3
                                                                     -----------
                                                                              14
      UTILITIES: ELECTRIC & GAS 1.2%
      --------------------------------------------------------------------------
    o The AES Corp.  650                                                       6
    o Allegheny Energy, Inc.  78                                               1
      Ameren Corp.  200                                                        9
      American Electric Power Co., Inc.  460                                  15
    o Calpine Corp.  500                                                       2
      Centerpoint Energy, Inc.  400                                            5
      Cinergy Corp.  200                                                       8
    o CMS Energy Corp.  300                                                    3
      Consolidated Edison, Inc.  300                                          12
      Constellation Energy Group, Inc.  200                                    8
      Dominion Resources, Inc.  396                                           25
      DTE Energy Co.  200                                                      8
      Duke Energy Corp.  1,050                                                21
    o Dynegy, Inc., Class A  300                                               1
      Edison International  400                                               10
      El Paso Corp.  696                                                       5
      Entergy Corp.  250                                                      14
      Exelon Corp.  774                                                       26
      FirstEnergy Corp.  391                                                  15
      FPL Group, Inc.  200                                                    13


                                                         See financial notes. 11

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      KeySpan Corp.  200                                                       7
      Kinder Morgan, Inc. 156                                                  9
      Nicor, Inc.  50                                                          2
      NiSource, Inc.  357                                                      7
      Peoples Energy Corp.  50                                                 2
    o PG&E Corp.  500                                                         14
      Pinnacle West Capital Corp.  100                                         4
      PPL Corp.  200                                                           9
      Progress Energy, Inc.  277                                              12
      Public Service Enterprise Group, Inc.  300                              12
      Sempra Energy  285                                                      10
      The Southern Co.  875                                                   26
      TECO Energy, Inc.  250                                                   3
      TXU Corp.  350                                                          14
      Williams Cos., Inc.  600                                                 7
      Xcel Energy, Inc.  505                                                   8
                                                                     -----------
                                                                             353
      OTHER INVESTMENT COMPANIES
      55.2% of net assets

 /(2) Schwab International Index Fund,
      Select Shares  429,797                                               6,142
 /(1) Schwab Small-Cap Index Fund,
      Select Shares  307,343                                               6,171
 /(3) Schwab Total Bond
      Market Fund  451,847                                                 4,482
                                                                     -----------
                                                                          16,795
      SHORT-TERM INVESTMENTS
      4.3% of net assets

    / Schwab Value Advantage
      Money Fund, Investor Shares  826,697                                   827

      SECURITY                                      FACE AMOUNT
         RATE, MATURITY DATE                        ($ x 1,000)
      Wachovia Bank, Grand Cayman
      Time Deposit
         0.76%, 07/01/04                                    490              490
                                                                     -----------
                                                                           1,317

END OF INVESTMENTS.


12 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                   $30,392 a
Receivables:
  Dividends                                                                  14
  Investments sold                                                   +      120
                                                                     -----------
TOTAL ASSETS                                                             30,526

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                        1
  Investments bought                                                         29
Accrued expenses                                                     +       39
                                                                     -----------
TOTAL LIABILITIES                                                            69

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             30,526
TOTAL LIABILITIES                                                    -       69
                                                                     -----------
NET ASSETS                                                              $30,457

NET ASSETS BY SOURCE
Capital received from investors                                          27,996
Net investment income not yet distributed                                   493
Net realized capital losses                                              (1,206)
Net unrealized capital gains                                              3,174

NET ASSET VALUE (NAV)

                  SHARES
NET ASSETS   /    OUTSTANDING   =    NAV
$30,457           2,195              $13.88

  Unless stated, all numbers x 1,000.

a The fund paid $27,218 for these securities.

  Not counting short-term obligations and government securities, the fund's security transactions during the period were:

  Purchases                              $ 952
  Sales/maturities                      $1,252

  Percent of fund shares of other Schwab funds owned as of the end of the report period:

  SCHWAB EQUITY INDEX FUNDS
  Small-Cap Index Fund                     0.4%
  International Index Fund                 0.5%

  SCHWAB BOND FUNDS
  Total Bond Market Fund                   0.4%

  SCHWAB MONEY FUNDS
  Value Advantage
    Money Fund                   Less than 0.1%

FEDERAL TAX DATA
------------------------------------------------

PORTFOLIO COST                          $27,777

NET UNREALIZED GAINS AND LOSSES:
Gains                                    $4,488
Losses                              +    (1,873)
                                    ------------
                                         $2,615
AS OF DECEMBER 31, 2003:

UNDISTRIBUTED EARNINGS:
Ordinary income                            $394
Long-term capital gains                     $--

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                   Loss amount
  2010                                     $347
  2011                              +       200
                                    ------------
                                           $547


                                                         See financial notes. 13

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $175
Interest                                                                +     1
                                                                        --------
TOTAL INVESTMENT INCOME                                                     176

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                     (97)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                         836

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    67 a
Trustees' fees                                                                5 b
Custodian fees                                                               13
Portfolio accounting fees                                                     2
Professional fees                                                            15
Shareholder reports                                                           3
Other expenses                                                          +     2
                                                                        --------
Total expenses                                                              107
Expense reduction                                                       -    31 c
                                                                        --------
NET EXPENSES                                                                 76

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     176
NET EXPENSES                                                            -    76
                                                                        --------
NET INVESTMENT INCOME                                                       100
NET REALIZED LOSSES                                                         (97) d
NET UNREALIZED GAINS                                                    +   836 d
                                                                        --------
INCREASE IN NET ASSETS FROM OPERATIONS                                     $839

  Unless stated, all numbers x 1,000.

a Calculated as a percentage of average daily net assets: 0.44% of the first
  $500 million and 0.39% of assets beyond that.

b For the fund's independent trustees only.

c This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM to limit the operating expenses of this fund through April 30, 2005, to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

d These add up to a net gain on investments of $739.


14 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           1/1/04-6/30/04       1/1/03-12/31/03
Net investment income                                $100                  $394
Net realized losses                                   (97)                 (162)
Net unrealized gains                       +          836                 5,540
                                           -------------------------------------
INCREASE IN NET ASSETS
FROM OPERATIONS                                       839                 5,772

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                  $--                  $334 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    1/1/04-6/30/04            1/1/03-12/31/03
                                  SHARES        VALUE       SHARES        VALUE
Shares sold                          152       $2,091          697       $8,463
Shares reinvested                     --           --           25          334
Shares redeemed                +    (175)      (2,400)        (398)      (4,659)
                               -------------------------------------------------
NET TRANSACTIONS IN
FUND SHARES                          (23)       ($309)         324       $4,138

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                    1/1/04-6/30/04            1/1/03-12/31/03
                                  SHARES   NET ASSETS       SHARES   NET ASSETS
Beginning of period                2,218      $29,927        1,894      $20,351
Total increase or
decrease                       +    (23)          530          324        9,576 b
                               -------------------------------------------------
END OF PERIOD                      2,195      $30,457        2,218      $29,927 c

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/03 are:

  Ordinary income                         $334
  Long-term capital gains                  $--

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes distributable net investment income in the amount of $493 and $393 at the end of the current period and the prior period, respectively.


                                                         See financial notes. 15

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value
(NAV) which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS
  organized January 21, 1994
  Schwab Money Market Portfolio
  SCHWAB MARKETTRACK GROWTH PORTFOLIO II
  Schwab S&P 500 Portfolio

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM has made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index.

Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. The percentages of fund shares of other related funds owned are shown in the fund's Statement of Assets and Liabilities.

The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the SchwabFunds(R). All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds(R).

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through its trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The net investment income and net realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- UNDERLYING FUNDS: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act for a given day.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds(R) (of which there were 49 as of 6/30/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2      Chair, Trustee:              Chair, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.
7/29/37                 Family of Funds, 1989;        Charles Schwab Investment Management, Inc., Charles Schwab
                        Investments, 1991;            Holdings (UK); CEO, Director, Charles Schwab Holdings, Inc.; Chair,
                        Capital Trust, 1993;          CEO Schwab (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.;
                        Annuity Portfolios, 1994.     Director, U.S. Trust Corp., United States Trust Co. of New York,
                                                      Siebel Systems (software), Xsign, Inc. (electronic payment systems);
                                                      Trustee, Stanford University. Until 5/04: Director, The Gap, Inc.
                                                      (clothing retailer). Until 2003: Co-CEO, The Charles Schwab Corp.
                                                      Until 2002: Director, Audiobase, Inc. (Internet audio solutions). Until
                                                      5/02: Director, Vodaphone AirTouch PLC (telecommunications).
                                                      Until 7/01: Director, The Charles Schwab Trust Co.; TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        2003 (all trusts).            Vice Chair, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                                               Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                      Corporation. Director, Wal-Mart Stores, eBay, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO                President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).                 EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                      Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                      9/02: President, CIO, American Century Investment Management;
                                                      Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                      American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                      and Quantitative Equity Portfolio Management, Twentieth Century
                                                      Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal          SVP, CFO, Charles Schwab Investment Management, Inc.; SVP,
3/7/51                  Financial Officer             The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).                 Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment         SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer (all trusts).         Management, Inc.; CIO, The Charles Schwab Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).       SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                               Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                      U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).            Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                               First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                      (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                      (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                      Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                      2001: Special Advisor to the President, Stanford University. Until 2002:
                                                      Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                      Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;        CEO, Dorward & Associates (corporate management, marketing and
9/23/31                 Investments, 1991;            communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;          Grey Advertising.
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).            Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                              (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                      Properties (commercial real estate), Stratex Corp. (network equipment);
                                                      Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                      Member, executive committee, Pacific Stock & Options Exchange.
                                                      Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                      Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;        Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;            services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).            Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                               Trustee, Rorento N.V. (investments -- Netherlands), Cooper Industries
                                                      (electrical products, tools and hardware); Member, audit committee,
                                                      Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                      Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;            Chair, CEO, North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;        Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                 Investments, 1991;            and investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

                      [CHARLES SCHWAB LOGO]
MONEY MARKET
                      SCHWAB MONEY
                      MARKET PORTFOLIO

                      MONEY MARKET

                      FOR THE PERIOD ENDED JUNE 30, 2004
                      Inception Date: May 3, 1994

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

PROXY VOTING POLICIES AND PROCEDURES

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's web site at www.schwab.com/schwabfunds, the SEC's web site at http://www.sec.gov, or by calling 1-800-435-4000.

MANAGEMENT'S DISCUSSION for the six months ended June 30, 2004

[PHOTO OF KAREN WIGGAN]

KAREN WIGGAN, a vice president of the investment adviser and senior portfolio manager, has been responsible for day-to-day management of the portfolio since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

THE INVESTMENT ENVIRONMENT AND THE PORTFOLIO

THE ENCOURAGING ECONOMIC CLIMATE THAT WAS REPORTED IN LATE 2003 CONTINUED TO IMPROVE INTO 2004. Businesses added to their inventories, factory orders rose amid the pick-up in capital spending and production gained some strength. Retail sales continued to rise, despite a pause in the upward trend in consumer confidence. Mortgage refinancing activity, while still significant, waned as mortgage rates inched slightly upward. The only big piece missing was job growth, which remained sluggish through the beginning of first quarter.

Amid this benign inflationary environment, the Federal Reserve (the Fed) elected to hold the Fed funds rate at a 45-year low in March to provide liquidity necessary to maintain economic growth. Job growth picked up strongly in March and continued into the second quarter. With the economic recovery now broad-based, investors, who only a year ago feared deflation, now started to worry about inflation.

Inflationary concerns were based on surging oil prices, which hit a 13-year high amid tight supplies. And while commodity prices moderated somewhat during the report period, previous increases started to show up in broad measures of inflation. Labor costs also were beginning to rise.

DURING THE SECOND QUARTER, IN ANTICIPATION OF THE FED TIGHTENING (RAISING RATES), WE BEGAN SHORTENING THE WEIGHTED AVERAGE MATURITIES OF OUR MONEY FUNDS. During that time, most market watchers expected the Fed to raise interest rates, and it did at the end of June. At that time the Federal Open Market Committee increased the Fed funds target 0.25% to 1.25%, the first rate hike since May 2000, when the Fed funds target was raised to 6.50%.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                 Schwab Money Market Portfolio 1

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AND PORTFOLIO FACTS as of 6/30/04

SEVEN-DAY YIELDS 1

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

--------------------------------------------------------------------------------
SEVEN-DAY YIELD                                                            0.66%
--------------------------------------------------------------------------------
SEVEN-DAY EFFECTIVE YIELD                                                  0.66%
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/ANNUITY.

STATISTICS

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY                                              30 days
--------------------------------------------------------------------------------
CREDIT QUALITY OF HOLDINGS % of portfolio                            100% Tier 1
--------------------------------------------------------------------------------

  AN INVESTMENT IN A MONEY FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY FUND.

  Portfolio holdings may have changed since the report date.

1 Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.


2 Schwab Money Market Portfolio

SCHWAB MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                         1/1/04-       1/1/03-      1/1/02-      1/1/01-      1/1/00-       1/1/99-
                                                         6/30/04*      12/31/03     12/31/02     12/31/01     12/31/00      12/31/99
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    1.00            1.00         1.00         1.00         1.00          1.00
                                                         ---------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                  0.00 1          0.01         0.01         0.04         0.06          0.05
                                                         ---------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                  (0.00) 1        (0.01)       (0.01)       (0.04)       (0.06)        (0.05)
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                          1.00            1.00         1.00         1.00         1.00          1.00
                                                         ---------------------------------------------------------------------------
Total return (%)                                          0.30 2          0.74         1.31         3.72         5.95          4.69

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                 0.45 3          0.44         0.48         0.49         0.49 4        0.50
   Gross operating expenses                               0.45 3          0.44         0.48         0.50         0.51          0.60
   Net investment income                                  0.61 3          0.75         1.31         3.55         5.81          4.62
Net assets, end of period ($ x 1,000,000)                  133             141          215          204          160           120

* Unaudited.

1 Per-share amount was less than $0.01.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 0.48% if certain non-routine expenses (proxy fees) had not been included.


                                                          See financial notes. 3

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS as of June 30, 2004; unaudited

This section shows all the securities in the fund's portfolio and their value, as of the report date.

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
    80.2%      U.S. GOVERNMENT
               SECURITIES                                106,356        106,356

    20.3%      OTHER INVESTMENTS                          26,889         26,889
--------------------------------------------------------------------------------
   100.5%      TOTAL INVESTMENTS                         133,245        133,245

    (0.5)%     OTHER ASSETS AND
               LIABILITIES                                    --           (700)
--------------------------------------------------------------------------------
   100.0%      TOTAL NET ASSETS                               --        132,545

     ISSUER                                          FACE AMOUNT        VALUE
     RATE, MATURITY DATE                             ($ x 1,000)     ($ x 1,000)
     U.S. GOVERNMENT SECURITIES 80.2% of net assets

     DISCOUNT NOTES 70.5%
     ---------------------------------------------------------------------------

     FANNIE MAE
     1.02%, 07/07/04                                       4,000           3,999
     1.16%, 07/07/04                                       1,000           1,000
     1.04%, 07/20/04                                       2,000           1,999
     1.06%, 07/21/04                                       4,000           3,998
     1.20%, 07/21/04                                       3,000           2,998
     1.04%, 07/23/04                                       3,000           2,998
     1.28%, 08/11/04                                       4,000           3,994
     1.08%, 08/18/04                                       2,000           1,997
     1.28%, 08/25/04                                       2,865           2,859
     1.10%, 10/12/04                                       1,000             997
     1.16%, 10/12/04                                       2,000           1,993

     FEDERAL FARM CREDIT BANK
     1.00%, 07/12/04                                       4,000           3,999
     1.21%, 07/13/04                                       9,000           8,996
     1.30%, 07/13/04                                       1,050           1,050
     1.04%, 08/12/04                                       2,000           1,998
     1.26%, 02/15/05                                       1,000             992

     FEDERAL HOME LOAN BANK
     1.03%, 07/07/04                                       3,950           3,949
     1.05%, 07/07/04                                       1,500           1,500
     1.02%, 07/12/04                                       3,000           2,999
     1.15%, 07/12/04                                       2,506           2,505
     1.20%, 07/20/04                                       1,000             999
     1.05%, 07/21/04                                       2,000           1,999
     1.19%, 07/21/04                                       3,000           2,998
     1.04%, 07/23/04                                       2,000           1,999
     1.05%, 07/23/04                                       1,000             999
     1.09%, 08/27/04                                       2,000           1,997
     1.35%, 08/27/04                                       1,214           1,211
     1.08%, 09/14/04                                       1,500           1,497

     FREDDIE MAC
     1.04%, 07/06/04                                       1,000           1,000
     1.11%, 07/06/04                                       3,000           2,999
     1.04%, 07/13/04                                       1,762           1,761
     1.04%, 07/15/04                                       3,248           3,247
     1.05%, 07/15/04                                       1,000           1,000
     1.05%, 07/20/04                                       1,100           1,099
     1.03%, 07/21/04                                       1,000             999
     1.27%, 08/17/04                                       2,100           2,096
     1.07%, 08/24/04                                       2,000           1,997
     1.12%, 09/09/04                                       1,000             998
     1.25%, 09/09/04                                       1,800           1,796
     1.21%, 10/19/04                                       2,000           1,993
     1.22%, 10/19/04                                       2,000           1,993
                                                                         -------
                                                                          93,497
     COUPON NOTES 9.7%
     ---------------------------------------------------------------------------

     FANNIE MAE
     6.50%, 08/15/04                                       1,550           1,560

     FEDERAL HOME LOAN BANK
     3.63%, 10/15/04                                       2,500           2,516
     4.13%, 05/13/05                                       1,000           1,022

     FREDDIE MAC
     3.00%, 07/15/04                                       3,750           3,753
     1.40%, 08/11/04                                       2,000           2,000
     4.50%, 08/15/04                                       2,000           2,008
                                                                         -------
                                                                          12,859


4 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

                                                   MATURITY AMOUNT      VALUE
      SECURITY                                       ($ x 1,000)     ($ x 1,000)
      OTHER INVESTMENTS 20.3% of net assets

      REPURCHASE AGREEMENTS 20.3%
      --------------------------------------------------------------------------
      CREDIT SUISSE FIRST BOSTON L.L.C.
      Tri-Party Repurchase Agreement
      Collateralized by U.S. Treasury
      Securities with a value of $28,238
      1.25%, issued 06/30/04 due
      07/01/04                                           26,890           26,889

END OF INVESTMENTS.


                                                          See financial notes. 5

SCHWAB MONEY MARKET PORTFOLIO

Statement of
ASSETS AND LIABILITIES
As of June 30, 2004; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value                                                  $106,356 a
Repurchase agreements, at value                                          26,889 a
Receivables:
   Interest                                                                 160
   Fund shares sold                                                         106
Prepaid expenses                                                    +         1
                                                                    ------------
TOTAL ASSETS                                                            133,512

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Dividends to Shareholders                                                 35
   Fund shares redeemed                                                     892
   Investment advisory and administration fees                                1
Accrued expenses                                                    +        39
                                                                    ------------
TOTAL LIABILITIES                                                           967

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            133,512
TOTAL LIABILITIES                                                   -       967
                                                                    ------------
NET ASSETS                                                             $132,545

NET ASSETS BY SOURCE
Capital received from investors                                         132,560
Net realized capital losses                                                 (15)

NET ASSET VALUE (NAV)

               SHARES
NET ASSETS  /  OUTSTANDING  =  NAV
$132,545       132,592         $1.00

  Unless stated, all numbers x 1,000.

a The amortized cost for the fund's securities was $133,245.

FEDERAL TAX DATA
-----------------------------------------------

COST BASIS OF PORTFOLIO               $133,245

AS OF DECEMBER 31, 2003:

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                 Loss amount:
   2005                                     $1
   2006                                      3
   2007                                      9
   2008                           +          2
                                  -------------
                                           $15


6 See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

Statement of
OPERATIONS
For January 1, 2004 through June 30, 2004; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                                   $705

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   253 a
Trustees' fees                                                               13 b
Custodian and portfolio accounting fees                                      10
Professional fees                                                            16
Shareholder reports                                                           4
Other expenses                                                          +     4
                                                                        --------
TOTAL EXPENSES                                                              300 c

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     705
TOTAL EXPENSES                                                          -   300
                                                                        --------
NET INVESTMENT INCOME                                                       405
                                                                        --------
INCREASE IN NET ASSETS FROM OPERATIONS                                     $405

  Unless stated, all numbers x 1,000.

a Calculated on a graduated basis as a percentage of average daily net assets:
  0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion.

b For the fund's independent trustees only.

c The investment adviser (CSIM) guarantees to limit the operating expenses of this fund through April 30, 2005 to 0.50% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.


                                                          See financial notes. 7

SCHWAB MONEY MARKET PORTFOLIO

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            1/1/04-6/30/04      1/1/03-12/31/03
Net investment income                                 $405               $1,354
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 405                1,354

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   405                1,354 a

TRANSACTIONS IN FUND SHARES b
--------------------------------------------------------------------------------
Shares sold                                         72,233              260,198
Shares reinvested                                      370                1,354
Shares redeemed                             +      (80,969)            (335,840)
                                            ------------------------------------
NET TRANSACTIONS IN FUND SHARES                     (8,366)             (74,288)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                140,911              215,199
Total decrease                              +       (8,366)             (74,288) c
                                            ------------------------------------
END OF PERIOD                                     $132,545             $140,911

  Unless stated, all numbers x 1,000.

a The tax-basis components of distributions for the period ended 12/31/03 are:

  Ordinary income                 $1,354
  Long-term capital gains            $--

b Because all transactions in this section took place at $1.00 per share, figures for share quantities are the same as for dollars.

c Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


8  See financial notes.

SCHWAB MONEY MARKET PORTFOLIO

FINANCIAL NOTES unaudited

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB ANNUITY PORTFOLIOS, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

FUND OPERATIONS

Most of the fund's investments are described in sections earlier in this report. However, there are certain other investments and policies that may affect the fund's financials. The most significant of these are described below. Other policies concerning the fund's business operations also are described here.

THE FUND DECLARES DIVIDENDS EVERY DAY IT IS OPEN FOR BUSINESS. These dividends, which are equal to the fund's net investment income for that day, are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Annuity Portfolios. The fund discussed in this report is highlighted.

SCHWAB ANNUITY PORTFOLIOS
Organized January 21, 1994
 Schwab Money Market Portfolio
 Schwab MarketTrack Growth Portfolio II
 Schwab S&P 500 Portfolio

SCHWAB MONEY MARKET PORTFOLIO

date, price and other conditions are all specified when the agreement is created. Any repurchase agreement with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUND PAYS FEES TO AFFILIATES OF THE INVESTMENT ADVISER FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent, shareholder services and transaction services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The fund may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the SchwabFunds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the SchwabFunds.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through the trust to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A. and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

THE FUND INTENDS TO MEET FEDERAL INCOME TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

UNDER THE FUND'S ORGANIZATIONAL DOCUMENTS, ITS OFFICERS AND TRUSTEES ARE INDEMNIFIED AGAINST CERTAIN LIABILITY ARISING OUT OF THE PERFORMANCE OF THEIR DUTIES TO THE FUND. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

SCHWAB MONEY MARKET PORTFOLIO

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES ITS SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If the fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

SCHWAB MONEY MARKET PORTFOLIO

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds(R) (of which there were 49 as of 6/30/04) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST


                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:             Chair, Director, The Charles Schwab Corp., Charles Schwab & Co., Inc.
7/29/37                 Family of Funds, 1989;      Charles Schwab Investment Management, Inc., Charles Schwab
                        Investments, 1991;          Holdings (UK); CEO, Director, Charles Schwab Holdings, Inc.; Chair,
                        Capital Trust, 1993;        CEO Schwab (SIS) Holdings, Inc. I, Schwab International Holdings, Inc.;
                        Annuity Portfolios, 1994.   Director, U.S. Trust Corp., United States Trust Co. of New York,
                                                    Siebel Systems (software), Xsign, Inc. (electronic payment systems);
                                                    Trustee, Stanford University. Until 5/04: Director, The Gap, Inc.
                                                    (clothing retailer). Until 2003: Co-CEO, The Charles Schwab Corp.
                                                    Until 2002: Director, Audiobase, Inc. (Internet audio solutions). Until
                                                    5/02: Director, Vodaphone AirTouch PLC (telecommunications).
                                                    Until 7/01: Director, The Charles Schwab Trust Co.; TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB MONEY MARKET PORTFOLIO

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DAWN G. LEPORE 1        2003 (all trusts).          Vice Chair, The Charles Schwab Corp.; Until 10/01: CIO, The
3/21/54                                             Charles Schwab Corporation. Until 1999: EVP, The Charles Schwab
                                                    Corporation. Director, Wal-Mart Stores, eBay, Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO              President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).               EVP, Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide
                                                    Funds PLC, Charles Schwab Asset Management (Ireland) Ltd. Until
                                                    9/02: President, CIO, American Century Investment Management;
                                                    Director, American Century Cos., Inc. Until 6/01: CIO, Fixed Income,
                                                    American Century Cos., Inc. Until 1997: SVP, Director, Fixed Income
                                                    and Quantitative Equity Portfolio Management, Twentieth Century
                                                    Investors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal        SVP, CFO, Charles Schwab Investment Management, Inc.; SVP,
3/7/51                  Financial Officer           The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).               Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer (all trusts).       Management, Inc.; CIO, The Charles Schwab Trust Co.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary (all trusts).     SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                                             Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                    U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Ms. Lepore and Mr. Schwab also own stock of The Charles Schwab Corporation.

SCHWAB MONEY MARKET PORTFOLIO

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).          Chair, JDN Corp. Advisory LLC; Trustee, Stanford University, America
8/13/60                                             First Cos., (venture capital/fund management), Redwood Trust, Inc.
                                                    (mortgage finance), Stanford Hospitals and Clinics, SRI International
                                                    (research), PMI Group, Inc. (mortgage insurance), Lucile Packard
                                                    Children's Hospital, Laudus Trust, Laudus Variable Insurance Trust.
                                                    2001: Special Advisor to the President, Stanford University. Until 2002:
                                                    Director, LookSmart, Ltd. (Internet infrastructure). Until 2001: VP,
                                                    Business Affairs, CFO, Stanford University.
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;      CEO, Dorward & Associates (corporate management, marketing and
9/23/31                 Investments, 1991;          communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;        Grey Advertising.
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).          Co-CEO, Aphton Corp. (bio-pharmaceuticals). Trustee, Solectron Corp.
11/22/41                                            (manufacturing), Airlease Ltd. (aircraft leasing), Mission West
                                                    Properties (commercial real estate), Stratex Corp. (network equipment);
                                                    Public Governor, Laudus Trust, Laudus Variable Insurance Trust;
                                                    Member, executive committee, Pacific Stock & Options Exchange.
                                                    Until 2003: Trustee, Tenera, Inc. (services and software). Until 1998:
                                                    Dean, Haas School of Business, University of California, Berkeley.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;      Chair, CEO, Director, Semloh Financial, Inc. (international financial
5/15/31                 Investments, 1991;          services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).          Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                             Trustee, Rorento N.V. (investments--Netherlands), Cooper Industries
                                                    (electrical products, tools and hardware); Member, audit committee,
                                                    Northern Border Partners, L.P. (energy). Until 2002: Director, Pennzoil-
                                                    Quaker State Co. (oil and gas).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;          Chair, CEO, North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;      Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate
8/18/43                 Investments, 1991;          and investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

ITEM 2: CODE OF ETHICS.

      Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

      Not applicable for period ending prior to July 9, 2004.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

      Not applicable.

ITEM 10: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, Tai-Chin Tung, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal half-year, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 11: EXHIBITS.

(a) (1) Code of ethics - not applicable to this semi-annual report.

    (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

    (3) Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant )  Schwab Annuity Portfolios

By: /s/ Randall W. Merk
    ----------------------------------
         Randall W. Merk
         Chief Executive Officer

Date: August 12, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Randall W. Merk
    ----------------------------------
         Randall W. Merk
         Chief Executive Officer

Date: August 12, 2004

By: /s/ Tai-Chin Tung
    ----------------------------------
         Tai-Chin Tung
         Principal Financial Officer

Date: August 12, 2004